Quarterly Holdings Report
for

Fidelity ZERO℠ Total Market Index Fund

July 31, 2021

TMX-QTLY-0921
1.9891459.102

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 10.4%
Diversified Telecommunication Services - 1.1%
Anterix, Inc. (a)(b)	2,626	$153,148
AT&T, Inc.	1,744,414	48,930,813
ATN International, Inc.	2,398	103,234
Bandwidth, Inc. (a)	5,748	745,286
Cincinnati Bell, Inc. (a)	17,290	265,229
Cogent Communications Group, Inc.	10,671	828,176
Consolidated Communications Holdings, Inc. (a)	18,237	140,243
Globalstar, Inc. (a)(b)	139,743	192,845
IDT Corp. Class B (a)	4,938	245,912
Iridium Communications, Inc. (a)	28,843	1,218,040
Liberty Global PLC:
Class A (a)	32,181	864,060
Class C (a)	88,146	2,367,602
Liberty Latin America Ltd.:
Class A (a)	16,181	220,871
Class C (a)	33,605	464,757
Lumen Technologies, Inc.	239,401	2,985,330
Ooma, Inc. (a)	4,833	89,652
ORBCOMM, Inc. (a)	20,403	230,350
Radius Global Infrastructure, Inc. (a)(b)	13,415	205,652
Verizon Communications, Inc.	1,010,393	56,359,722
		116,610,922
Entertainment - 1.7%
Activision Blizzard, Inc.	188,876	15,793,811
AMC Entertainment Holdings, Inc. Class A (a)(b)	92,559	3,426,534
Cinemark Holdings, Inc. (a)(b)	26,124	405,706
Electronic Arts, Inc.	70,404	10,135,360
Lions Gate Entertainment Corp.:
Class A (a)(b)	27,393	411,717
Class B (a)	13,778	184,074
Live Nation Entertainment, Inc. (a)	35,220	2,778,506
LiveXLive Media, Inc. (a)(b)	12,864	45,539
Madison Square Garden Entertainment Corp. (a)(b)	6,097	426,546
Madison Square Garden Sports Corp. (a)	4,470	727,448
Marcus Corp. (a)(b)	5,384	86,521
Netflix, Inc. (a)	108,338	56,072,499
Playtika Holding Corp.	17,114	380,444
Roku, Inc. Class A (a)	27,207	11,653,030
Sciplay Corp. (A Shares) (a)	5,461	87,867
Take-Two Interactive Software, Inc. (a)	28,264	4,901,543
The Walt Disney Co. (a)	444,019	78,156,224
Warner Music Group Corp. Class A	21,373	807,686
World Wrestling Entertainment, Inc. Class A (b)	11,140	550,093
Zynga, Inc. (a)	250,605	2,531,111
		189,562,259
Interactive Media & Services - 6.0%
Alphabet, Inc.:
Class A (a)	73,631	198,400,938
Class C (a)	70,416	190,434,439
ANGI Homeservices, Inc. Class A (a)	19,456	223,939
Bumble, Inc. (b)	12,398	630,810
CarGurus, Inc. Class A (a)	22,031	630,087
Cars.com, Inc. (a)	16,042	193,787
Eventbrite, Inc. (a)(b)	17,552	311,899
EverQuote, Inc. Class A(a)(b)	2,158	65,128
Facebook, Inc. Class A (a)	588,384	209,641,219
IAC (a)	20,267	2,782,456
Liberty TripAdvisor Holdings, Inc. (a)	14,951	62,495
Match Group, Inc. (a)	65,892	10,494,619
MediaAlpha, Inc. Class A (b)	3,808	127,187
Pinterest, Inc. Class A (a)	130,441	7,682,975
QuinStreet, Inc. (a)	11,294	207,132
Snap, Inc. Class A (a)	226,817	16,879,721
TripAdvisor, Inc. (a)	23,927	908,030
TrueCar, Inc. (a)	21,207	111,549
Twitter, Inc. (a)	195,269	13,620,013
Vimeo, Inc. (a)	33,092	1,482,522
Yelp, Inc. (a)	16,759	626,787
Zillow Group, Inc.:
Class A (a)	10,657	1,141,684
Class C (a)(b)	36,353	3,862,870
Zoominfo Technologies, Inc. (a)	22,619	1,215,771
		661,738,057
Media - 1.4%
Altice U.S.A., Inc. Class A (a)	59,579	1,830,863
AMC Networks, Inc. Class A (a)(b)	7,261	363,340
Audacy, Inc. Class A (a)(b)	25,515	91,089
Boston Omaha Corp. (a)(b)	3,936	128,747
Cable One, Inc.	1,345	2,539,347
Cardlytics, Inc. (a)(b)	7,716	971,907
Cbdmd, Inc. (a)	6,733	17,371
Charter Communications, Inc. Class A (a)	34,590	25,736,690
Clear Channel Outdoor Holdings, Inc. (a)	106,924	284,418
Comcast Corp. Class A	1,117,983	65,770,940
Discovery Communications, Inc.:
Class A (a)	39,962	1,159,298
Class C (non-vtg.) (a)	70,363	1,907,541
DISH Network Corp. Class A (a)	60,675	2,541,676
E.W. Scripps Co. Class A	14,875	283,815
Fluent, Inc. (a)(b)	8,395	20,904
Fox Corp.:
Class A	83,964	2,994,156
Class B	35,621	1,184,042
Gannett Co., Inc. (a)(b)	31,432	181,363
Gray Television, Inc.	21,983	487,363
iHeartMedia, Inc. (a)	27,199	703,094
Interpublic Group of Companies, Inc.	95,956	3,393,004
John Wiley & Sons, Inc. Class A	11,013	647,344
Liberty Broadband Corp.:
Class A (a)	6,086	1,044,784
Class C (a)	51,496	9,140,025
Liberty Media Corp.:
Liberty Braves Class A (a)	1,595	42,331
Liberty Braves Class C (a)	9,100	240,695
Liberty Formula One Group Series C (a)	51,349	2,409,809
Liberty Media Class A (a)	3,887	161,155
Liberty SiriusXM Series A (a)	21,241	991,742
Liberty SiriusXM Series C (a)	40,131	1,854,052
Loral Space & Communications Ltd.	3,044	107,727
Magnite, Inc. (a)(b)	27,868	844,400
Meredith Corp. (a)	9,980	435,527
National CineMedia, Inc.	17,193	59,832
News Corp.:
Class A	98,408	2,423,789
Class B	26,155	614,904
Nexstar Broadcasting Group, Inc. Class A	10,428	1,533,646
Omnicom Group, Inc.	52,076	3,792,174
Scholastic Corp.	7,576	254,629
Sinclair Broadcast Group, Inc. Class A (b)	11,889	336,340
Sirius XM Holdings, Inc.	281,200	1,819,364
TechTarget, Inc. (a)(b)	6,252	456,896
Tegna, Inc.	54,001	956,898
The New York Times Co. Class A (b)	35,292	1,545,084
ViacomCBS, Inc.:
Class A	5,219	232,402
Class B	140,120	5,735,112
WideOpenWest, Inc. (a)	12,265	272,774
		150,544,403
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	12,102	125,498
NII Holdings, Inc. (a)(c)	11,652	25,285
Shenandoah Telecommunications Co.	11,841	625,086
T-Mobile U.S., Inc. (a)	142,992	20,593,708
Telephone & Data Systems, Inc.	25,331	566,148
U.S. Cellular Corp. (a)	3,662	133,150
		22,068,875

TOTAL COMMUNICATION SERVICES		1,140,524,516

CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.3%
Adient PLC (a)	22,370	942,448
American Axle & Manufacturing Holdings, Inc. (a)	28,834	279,401
Aptiv PLC (a)	66,031	11,017,272
Autoliv, Inc.	19,106	1,927,413
BorgWarner, Inc.	59,396	2,909,216
Cooper-Standard Holding, Inc. (a)	4,192	109,202
Dana, Inc.	34,374	830,476
Dorman Products, Inc. (a)	7,074	715,535
Fox Factory Holding Corp. (a)	10,164	1,641,893
Gentex Corp.	57,910	1,970,677
Gentherm, Inc. (a)	8,409	697,358
LCI Industries	6,185	901,897
Lear Corp.	13,318	2,330,384
Modine Manufacturing Co. (a)	13,429	224,667
Motorcar Parts of America, Inc. (a)(b)	3,862	85,891
Patrick Industries, Inc.	5,194	429,180
Standard Motor Products, Inc.	4,145	173,095
Stoneridge, Inc. (a)	5,723	165,681
Tenneco, Inc. (a)	12,507	217,747
The Goodyear Tire & Rubber Co. (a)	69,517	1,092,112
Veoneer, Inc. (a)(b)	23,739	743,505
Visteon Corp. (a)	7,012	799,719
XPEL, Inc. (a)	4,068	376,697
		30,581,466
Automobiles - 1.5%
Ford Motor Co. (a)	957,354	13,355,088
General Motors Co. (a)	310,579	17,653,310
Harley-Davidson, Inc.	36,946	1,463,801
Tesla, Inc. (a)	187,830	129,076,776
Thor Industries, Inc. (b)	13,507	1,598,689
Winnebago Industries, Inc.	8,171	587,250
Workhorse Group, Inc. (a)(b)	26,482	305,602
		164,040,516
Distributors - 0.1%
Core-Mark Holding Co., Inc.	11,136	479,293
Funko, Inc. (a)	5,531	103,208
Genuine Parts Co.	35,358	4,487,637
LKQ Corp. (a)	67,699	3,435,724
Pool Corp.	9,820	4,692,192
		13,198,054
Diversified Consumer Services - 0.2%
2U, Inc. (a)(b)	17,976	780,158
Adtalem Global Education, Inc. (a)	11,785	428,267
American Public Education, Inc. (a)(b)	4,767	141,199
Aspen Group, Inc./Co. (a)	5,146	33,912
Bright Horizons Family Solutions, Inc. (a)	14,797	2,212,152
Carriage Services, Inc.	3,316	123,289
Chegg, Inc. (a)	34,647	3,070,764
Frontdoor, Inc. (a)	20,549	1,005,668
Graham Holdings Co.	1,033	686,594
Grand Canyon Education, Inc. (a)	11,482	1,060,592
H&R Block, Inc.	44,885	1,101,927
Houghton Mifflin Harcourt Co. (a)	31,123	352,312
Laureate Education, Inc. Class A (a)	22,448	332,455
OneSpaWorld Holdings Ltd. (a)(b)	11,702	115,616
Perdoceo Education Corp. (a)	18,121	214,915
Regis Corp. (a)(b)	4,615	36,782
Service Corp. International	40,785	2,548,655
Strategic Education, Inc.	6,006	476,216
Stride, Inc. (a)(b)	10,920	334,807
Terminix Global Holdings, Inc. (a)	33,193	1,742,633
Vivint Smart Home, Inc. Class A (a)(b)	11,942	146,528
WW International, Inc. (a)(b)	10,871	334,175
Xpresspa Group, Inc. (a)(b)	13,175	21,344
Zovio, Inc. (a)	4,472	10,956
		17,311,916
Hotels, Restaurants & Leisure - 2.0%
Accel Entertainment, Inc. (a)	11,979	132,488
Airbnb, Inc. Class A	18,009	2,593,476
ARAMARK Holdings Corp.	62,107	2,181,819
Bally's Corp. (a)	6,931	341,352
BJ's Restaurants, Inc. (a)	5,245	212,842
Bloomin' Brands, Inc. (a)	20,296	510,038
Booking Holdings, Inc. (a)	10,032	21,852,304
Boyd Gaming Corp. (a)	19,973	1,138,461
Brinker International, Inc. (a)	11,394	619,150
Caesars Entertainment, Inc. (a)	50,888	4,445,576
Carnival Corp. (a)(b)	196,796	4,260,633
Carrols Restaurant Group, Inc. (a)	7,427	36,467
Century Casinos, Inc. (a)	6,118	68,583
Chipotle Mexican Grill, Inc. (a)	6,892	12,842,828
Choice Hotels International, Inc.	7,649	917,115
Churchill Downs, Inc.	8,438	1,567,780
Chuy's Holdings, Inc. (a)(b)	5,172	170,676
Cracker Barrel Old Country Store, Inc.	5,848	796,381
Darden Restaurants, Inc.	31,644	4,616,227
Dave & Buster's Entertainment, Inc. (a)	12,173	405,117
Del Taco Restaurants, Inc.	7,875	67,016
Denny's Corp. (a)	14,680	206,548
Dine Brands Global, Inc. (a)(b)	3,764	291,597
Domino's Pizza, Inc.	9,481	4,982,171
DraftKings, Inc. Class A (a)(b)	78,272	3,796,192
Drive Shack, Inc. (a)	19,437	48,981
El Pollo Loco Holdings, Inc. (a)	4,411	82,089
Everi Holdings, Inc. (a)	21,182	480,620
Expedia, Inc. (a)	33,586	5,402,980
Fiesta Restaurant Group, Inc. (a)	3,604	48,258
Golden Entertainment, Inc. (a)	4,226	192,325
Hilton Grand Vacations, Inc. (a)	20,698	841,788
Hilton Worldwide Holdings, Inc. (a)	68,390	8,989,866
Hyatt Hotels Corp. Class A (a)	8,380	669,311
Jack in the Box, Inc.	5,575	606,895
Las Vegas Sands Corp. (a)	81,526	3,452,626
Lindblad Expeditions Holdings (a)	6,403	87,657
Marriott International, Inc. Class A (a)	65,485	9,559,500
Marriott Vacations Worldwide Corp. (a)	10,193	1,502,142
McDonald's Corp.	182,037	44,182,200
MGM Resorts International	100,242	3,762,082
Monarch Casino & Resort, Inc. (a)	3,345	213,578
Noodles & Co. (a)	9,091	108,547
Norwegian Cruise Line Holdings Ltd. (a)(b)	88,947	2,137,396
Papa John's International, Inc.	7,824	892,875
Penn National Gaming, Inc. (a)	36,372	2,487,117
Planet Fitness, Inc. (a)	20,175	1,517,765
Playa Hotels & Resorts NV (a)	23,405	156,579
PlayAGS, Inc. (a)	7,322	56,819
RCI Hospitality Holdings, Inc.	1,836	115,227
Red Robin Gourmet Burgers, Inc. (a)(b)	3,339	87,582
Red Rock Resorts, Inc. (a)	15,289	602,387
Royal Caribbean Cruises Ltd. (a)	53,443	4,108,163
Ruth's Hospitality Group, Inc. (a)	7,904	157,843
Scientific Games Corp. Class A (a)	13,833	853,634
SeaWorld Entertainment, Inc. (a)	12,112	574,230
Shake Shack, Inc. Class A (a)	8,853	890,081
Six Flags Entertainment Corp. (a)(b)	18,229	757,415
Starbucks Corp.	287,642	34,928,368
Texas Roadhouse, Inc. Class A	16,329	1,505,044
The Cheesecake Factory, Inc. (a)	11,744	531,533
Travel+Leisure Co.	21,565	1,117,067
Vail Resorts, Inc. (a)	9,915	3,026,058
Wendy's Co.	44,845	1,040,852
Wingstop, Inc.	7,197	1,232,918
Wyndham Hotels & Resorts, Inc.	23,389	1,685,411
Wynn Resorts Ltd. (a)	25,758	2,532,784
Yum! Brands, Inc.	72,927	9,581,879
		221,861,309
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	2,058	46,881
Beazer Homes U.S.A., Inc. (a)	7,857	143,469
Casper Sleep, Inc. (a)(b)	4,442	30,694
Cavco Industries, Inc. (a)	2,051	481,985
Century Communities, Inc.	7,267	504,693
D.R. Horton, Inc.	80,866	7,717,042
Ethan Allen Interiors, Inc.	4,655	110,649
Flexsteel Industries, Inc.	1,611	55,580
Garmin Ltd.	36,381	5,719,093
GoPro, Inc. Class A (a)	30,287	310,139
Green Brick Partners, Inc. (a)	12,371	310,141
Helen of Troy Ltd. (a)	5,909	1,320,012
Hooker Furniture Corp. (b)	2,525	83,805
Hovnanian Enterprises, Inc. Class A (a)	1,038	108,357
Installed Building Products, Inc.	5,596	671,520
iRobot Corp. (a)(b)	6,672	583,800
KB Home	22,482	954,136
La-Z-Boy, Inc.	10,393	348,997
Leggett & Platt, Inc.	33,401	1,604,250
Lennar Corp.:
Class A	61,100	6,424,665
Class B	11,011	950,800
LGI Homes, Inc. (a)	5,437	929,183
Lovesac (a)	2,539	154,117
M.D.C. Holdings, Inc.	13,874	739,762
M/I Homes, Inc. (a)	7,643	494,579
Meritage Homes Corp. (a)	9,123	990,575
Mohawk Industries, Inc. (a)	14,650	2,855,285
Newell Brands, Inc.	90,957	2,251,186
NVR, Inc. (a)	844	4,407,874
PulteGroup, Inc.	65,843	3,612,805
Purple Innovation, Inc. (a)	14,801	389,858
Skyline Champion Corp. (a)	13,176	743,126
Sonos, Inc. (a)	22,399	747,679
Taylor Morrison Home Corp. (a)	30,758	824,930
Tempur Sealy International, Inc.	47,490	2,054,892
Toll Brothers, Inc.	27,654	1,639,053
TopBuild Corp. (a)	8,137	1,649,289
TRI Pointe Homes, Inc. (a)	29,192	704,111
Tupperware Brands Corp. (a)(b)	11,006	229,915
Universal Electronics, Inc. (a)	3,491	163,169
VOXX International Corp. (a)(b)	4,376	49,974
Vuzix Corp. (a)(b)	10,622	157,206
Whirlpool Corp.	15,184	3,363,863
ZAGG, Inc. rights (a)(c)	5,004	450
		57,633,589
Internet & Direct Marketing Retail - 3.4%
1-800-FLOWERS.com, Inc. Class A (a)(b)	6,523	198,952
Amazon.com, Inc. (a)	104,690	348,365,397
Blue Apron Holdings, Inc. Class A (a)(b)	2,361	10,388
CarParts.com, Inc. (a)(b)	8,118	142,958
Chewy, Inc. (a)(b)	18,533	1,551,212
Duluth Holdings, Inc. (a)(b)	2,607	39,027
eBay, Inc.	158,257	10,794,710
Etsy, Inc. (a)	30,921	5,674,313
Groupon, Inc. (a)	5,519	200,726
Lands' End, Inc. (a)(b)	3,783	145,002
Liquidity Services, Inc. (a)	6,487	128,702
Overstock.com, Inc. (a)(b)	10,465	728,783
PetMed Express, Inc.	4,435	139,215
Quotient Technology, Inc. (a)	16,855	183,045
Qurate Retail, Inc. Series A	91,848	1,089,317
Revolve Group, Inc. (a)	8,031	559,038
Shutterstock, Inc.	5,408	586,714
Stamps.com, Inc. (a)	4,511	1,474,014
Stitch Fix, Inc. (a)	14,427	777,904
The RealReal, Inc. (a)	15,273	252,157
Waitr Holdings, Inc. (a)	33,364	57,052
Wayfair LLC Class A (a)(b)	17,843	4,306,586
		377,405,212
Leisure Products - 0.2%
Acushnet Holdings Corp.	8,107	415,322
American Outdoor Brands, Inc. (a)	4,211	113,613
Brunswick Corp.	18,576	1,939,334
Callaway Golf Co. (a)	23,039	729,876
Clarus Corp.	6,977	198,984
Hasbro, Inc.	31,249	3,107,401
Johnson Outdoors, Inc. Class A	1,644	194,600
Malibu Boats, Inc. Class A (a)	5,325	445,490
MasterCraft Boat Holdings, Inc. (a)	3,839	102,348
Mattel, Inc. (a)	84,155	1,827,847
Nautilus, Inc. (a)(b)	6,855	99,055
Peloton Interactive, Inc. Class A (a)	64,601	7,626,148
Polaris, Inc.	14,448	1,893,699
Smith & Wesson Brands, Inc.	12,910	302,740
Sturm, Ruger & Co., Inc.	4,093	304,355
Vista Outdoor, Inc. (a)	14,613	590,219
YETI Holdings, Inc. (a)	18,414	1,773,821
		21,664,852
Multiline Retail - 0.5%
Big Lots, Inc.	8,210	472,978
Dillard's, Inc. Class A (b)	1,682	308,260
Dollar General Corp.	59,883	13,931,181
Dollar Tree, Inc. (a)	57,279	5,715,871
Franchise Group, Inc.	6,792	230,656
Kohl's Corp.	37,958	1,928,266
Macy's, Inc. (a)	74,649	1,269,033
Nordstrom, Inc. (a)	26,343	871,953
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	13,905	1,294,556
Target Corp.	122,403	31,953,303
		57,976,057
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A (a)	15,118	571,612
Academy Sports & Outdoors, Inc.	10,089	373,797
Advance Auto Parts, Inc.	15,926	3,377,268
America's Car Mart, Inc. (a)	1,611	256,149
American Eagle Outfitters, Inc. (b)	36,296	1,251,123
Asbury Automotive Group, Inc. (a)(b)	4,792	984,564
AutoNation, Inc. (a)	13,587	1,648,511
AutoZone, Inc. (a)	5,416	8,793,255
Barnes & Noble Education, Inc. (a)(b)	8,156	68,103
Bath & Body Works, Inc.	64,536	5,167,398
Bed Bath & Beyond, Inc. (a)(b)	29,196	833,254
Best Buy Co., Inc.	56,719	6,372,380
Big 5 Sporting Goods Corp. (b)	4,621	101,292
Blink Charging Co. (a)(b)	6,729	232,352
Boot Barn Holdings, Inc. (a)	7,231	624,903
Burlington Stores, Inc. (a)	16,248	5,439,830
Caleres, Inc.	10,209	252,571
Camping World Holdings, Inc. (b)	8,712	342,904
CarMax, Inc. (a)	39,654	5,311,653
Carvana Co. Class A (a)(b)	15,375	5,189,985
Chico's FAS, Inc. (a)	27,973	172,873
Citi Trends, Inc. (a)	2,267	180,793
Conn's, Inc. (a)(b)	4,225	93,964
Designer Brands, Inc. Class A (a)	13,712	199,784
Dick's Sporting Goods, Inc.	16,213	1,688,422
Five Below, Inc. (a)	13,566	2,637,502
Floor & Decor Holdings, Inc. Class A (a)	25,694	3,134,925
Foot Locker, Inc.	25,709	1,466,956
GameStop Corp. Class A (a)(b)	13,346	2,150,308
Gap, Inc.	51,305	1,496,567
Genesco, Inc. (a)	3,965	227,789
Group 1 Automotive, Inc.	4,262	740,480
GrowGeneration Corp. (a)(b)	11,452	465,753
Guess?, Inc.	8,278	184,765
Haverty Furniture Companies, Inc.	4,330	155,837
Hibbett, Inc. (b)	4,115	364,836
Leslie's, Inc. (b)	23,478	571,689
Lithia Motors, Inc. Class A (sub. vtg.)	7,356	2,774,830
Lowe's Companies, Inc.	178,792	34,451,430
Lumber Liquidators Holdings, Inc. (a)	6,451	123,085
MarineMax, Inc. (a)	5,321	286,217
Monro, Inc.	7,779	451,182
Murphy U.S.A., Inc.	6,166	909,547
National Vision Holdings, Inc. (a)(b)	19,926	1,075,605
O'Reilly Automotive, Inc. (a)	17,076	10,311,172
OneWater Marine, Inc. Class A	2,255	105,940
Party City Holdco, Inc. (a)	27,207	232,348
Penske Automotive Group, Inc.	7,877	697,902
Rent-A-Center, Inc.	12,037	688,757
RH (a)	3,967	2,634,405
Ross Stores, Inc.	87,460	10,730,467
Sally Beauty Holdings, Inc. (a)(b)	26,921	509,345
Shoe Carnival, Inc.	4,120	138,844
Signet Jewelers Ltd.	12,643	813,451
Sleep Number Corp. (a)	6,202	615,300
Sonic Automotive, Inc. Class A (sub. vtg.)	6,162	336,137
Sportsman's Warehouse Holdings, Inc. (a)	12,954	228,897
The Aaron's Co., Inc.	8,165	235,724
The Buckle, Inc.	6,361	267,671
The Cato Corp. Class A (sub. vtg.)	5,869	96,839
The Children's Place Retail Stores, Inc. (a)	3,613	304,684
The Home Depot, Inc.	263,248	86,395,361
The ODP Corp. (a)	12,547	593,850
Tilly's, Inc.	6,975	103,439
TJX Companies, Inc.	294,338	20,253,398
Tractor Supply Co.	28,290	5,118,510
TravelCenters of America LLC (a)	3,227	93,325
Ulta Beauty, Inc. (a)	13,691	4,597,438
Urban Outfitters, Inc. (a)	16,569	616,035
Vroom, Inc. (a)(b)	8,701	322,285
Williams-Sonoma, Inc.	18,584	2,819,193
Winmark Corp.	617	130,076
Zumiez, Inc. (a)(b)	5,119	223,444
		253,412,280
Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd. (a)	37,478	2,110,386
Carter's, Inc.	10,660	1,041,908
Columbia Sportswear Co.	7,463	743,464
Crocs, Inc. (a)	15,839	2,151,095
Deckers Outdoor Corp. (a)	6,960	2,859,516
Fossil Group, Inc. (a)	9,954	125,619
G-III Apparel Group Ltd. (a)(b)	10,648	317,949
Hanesbrands, Inc.	86,226	1,574,487
Kontoor Brands, Inc.	11,397	631,166
Lakeland Industries, Inc. (a)(b)	1,466	39,523
Levi Strauss & Co. Class A	18,566	510,936
lululemon athletica, Inc. (a)	29,099	11,644,547
Movado Group, Inc.	3,687	110,868
NIKE, Inc. Class B	311,014	52,097,955
Oxford Industries, Inc.	3,948	343,200
PVH Corp. (a)	17,195	1,798,941
Ralph Lauren Corp.	11,810	1,340,671
Samsonite International SA (a)(d)	347,100	644,966
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	32,953	1,768,917
Steven Madden Ltd.	20,418	894,921
Superior Group of Companies, Inc.	2,637	61,732
Tapestry, Inc. (a)	67,633	2,860,876
Under Armour, Inc.:
Class A (sub. vtg.) (a)	53,578	1,095,670
Class C (non-vtg.) (a)	39,811	697,489
Unifi, Inc. (a)	3,888	91,718
Vera Bradley, Inc. (a)	5,254	57,847
VF Corp.	78,429	6,290,006
Wolverine World Wide, Inc.	20,360	682,874
		94,589,247

TOTAL CONSUMER DISCRETIONARY		1,309,674,498

CONSUMER STAPLES - 5.3%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	2,257	1,602,470
Brown-Forman Corp. Class B (non-vtg.)	44,816	3,178,351
Celsius Holdings, Inc. (a)	8,212	563,590
Coca-Cola Bottling Co. Consolidated	1,209	482,572
Constellation Brands, Inc. Class A (sub. vtg.)	41,583	9,328,730
Keurig Dr. Pepper, Inc.	141,453	4,980,560
MGP Ingredients, Inc.	3,388	202,094
Molson Coors Beverage Co. Class B	45,368	2,218,042
Monster Beverage Corp. (a)	90,450	8,531,244
National Beverage Corp. (b)	5,729	259,982
Newage, Inc. (a)(b)	30,286	57,846
PepsiCo, Inc.	337,014	52,894,347
The Coca-Cola Co.	947,125	54,014,539
		138,314,367
Food & Staples Retailing - 1.2%
Andersons, Inc.	6,901	184,257
BJ's Wholesale Club Holdings, Inc. (a)	33,453	1,694,060
Casey's General Stores, Inc.	9,058	1,790,857
Chefs' Warehouse Holdings (a)	8,148	235,640
Costco Wholesale Corp.	108,244	46,514,612
Grocery Outlet Holding Corp. (a)(b)	21,188	701,747
Ingles Markets, Inc. Class A	3,317	198,224
Kroger Co.	186,739	7,600,277
Natural Grocers by Vitamin Cottage, Inc.	3,943	44,083
Performance Food Group Co. (a)	32,484	1,488,417
PriceSmart, Inc.	5,654	507,390
Rite Aid Corp. (a)(b)	12,467	189,498
SpartanNash Co. (b)	8,930	173,689
Sprouts Farmers Market LLC (a)	28,182	692,714
Sysco Corp.	125,369	9,302,380
U.S. Foods Holding Corp. (a)	53,338	1,831,627
United Natural Foods, Inc. (a)	13,465	445,961
Walgreens Boots Alliance, Inc.	175,932	8,295,194
Walmart, Inc.	338,793	48,294,942
Weis Markets, Inc. (b)	4,143	218,129
		130,403,698
Food Products - 0.9%
Archer Daniels Midland Co.	137,058	8,185,104
B&G Foods, Inc. Class A (b)	15,765	452,771
Beyond Meat, Inc. (a)(b)	12,277	1,506,388
Bunge Ltd.	33,964	2,636,625
Cal-Maine Foods, Inc. (a)(b)	8,988	313,591
Calavo Growers, Inc.	4,411	248,516
Campbell Soup Co.	49,227	2,152,204
Conagra Brands, Inc.	118,530	3,969,570
Darling Ingredients, Inc. (a)	39,860	2,753,130
Flowers Foods, Inc.	48,979	1,153,945
Fresh Del Monte Produce, Inc.	7,850	242,251
Freshpet, Inc. (a)	10,464	1,532,453
General Mills, Inc.	149,528	8,801,218
Hormel Foods Corp.	68,148	3,160,704
Hostess Brands, Inc. Class A (a)(b)	31,664	509,474
Ingredion, Inc.	16,461	1,445,440
J&J Snack Foods Corp.	3,872	636,479
John B. Sanfilippo & Son, Inc.	1,979	182,780
Kellogg Co.	61,961	3,925,849
Laird Superfood, Inc.	652	18,191
Lamb Weston Holdings, Inc.	35,538	2,372,872
Lancaster Colony Corp.	4,773	944,434
Landec Corp. (a)	5,197	56,855
McCormick & Co., Inc. (non-vtg.)	60,637	5,103,816
Mondelez International, Inc.	343,913	21,755,936
Pilgrim's Pride Corp. (a)	12,687	281,017
Post Holdings, Inc. (a)	14,781	1,512,688
Sanderson Farms, Inc.	4,862	908,416
Seaboard Corp.	62	254,820
Seneca Foods Corp. Class A (a)	1,775	97,164
The Hain Celestial Group, Inc. (a)	19,847	792,094
The Hershey Co.	35,845	6,411,954
The J.M. Smucker Co.	26,465	3,469,826
The Kraft Heinz Co.	158,507	6,097,764
The Simply Good Foods Co. (a)	20,818	780,259
Tootsie Roll Industries, Inc. (b)	4,228	145,401
TreeHouse Foods, Inc. (a)(b)	13,574	602,686
Tyson Foods, Inc. Class A	71,919	5,139,332
Vital Farms, Inc. (a)(b)	4,562	79,424
Whole Earth Brands, Inc. Class A (a)	6,770	87,062
		100,720,503
Household Products - 1.2%
Central Garden & Pet Co. (a)	2,074	100,153
Central Garden & Pet Co. Class A (non-vtg.) (a)	9,395	406,897
Church & Dwight Co., Inc.	59,904	5,186,488
Colgate-Palmolive Co.	206,717	16,434,002
Energizer Holdings, Inc.	15,514	664,775
Kimberly-Clark Corp.	82,466	11,192,286
Procter & Gamble Co.	601,855	85,601,837
Reynolds Consumer Products, Inc.	12,739	362,425
Spectrum Brands Holdings, Inc.	9,296	812,006
The Clorox Co.	30,761	5,564,357
WD-40 Co. (b)	3,353	814,745
		127,139,971
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)	10,504	347,367
Coty, Inc. Class A (a)	70,353	614,182
Edgewell Personal Care Co.	13,373	549,363
elf Beauty, Inc. (a)	8,832	243,852
Estee Lauder Companies, Inc. Class A	56,232	18,771,929
Herbalife Nutrition Ltd. (a)	21,292	1,084,614
Inter Parfums, Inc.	3,981	306,019
MediFast, Inc.	2,826	806,851
Nu Skin Enterprises, Inc. Class A	12,086	648,897
USANA Health Sciences, Inc.(a)	3,023	288,001
Veru, Inc. (a)(b)	13,488	92,663
		23,753,738
Tobacco - 0.5%
22nd Century Group, Inc. (a)(b)	34,212	109,821
Altria Group, Inc.	454,673	21,842,491
Philip Morris International, Inc.	380,649	38,099,158
Turning Point Brands, Inc.	2,558	135,625
Universal Corp.	5,824	303,780
Vector Group Ltd.	32,136	429,337
		60,920,212

TOTAL CONSUMER STAPLES		581,252,489

ENERGY - 2.4%
Energy Equipment & Services - 0.2%
Archrock, Inc.	27,393	235,854
Aspen Aerogels, Inc. (a)	6,561	247,022
Baker Hughes Co. Class A	176,928	3,757,951
Bristow Group, Inc. (a)	6,004	155,984
Cactus, Inc.	13,122	472,917
Championx Corp. (a)	45,994	1,068,901
Core Laboratories NV	10,709	357,252
DMC Global, Inc. (a)(b)	3,492	152,845
Dril-Quip, Inc. (a)	10,241	292,688
Frank's International NV (a)(b)	26,438	72,705
Halliburton Co.	217,855	4,505,241
Helix Energy Solutions Group, Inc. (a)(b)	35,286	146,437
Helmerich & Payne, Inc.	27,440	786,705
Liberty Oilfield Services, Inc. Class A (a)	19,434	198,032
Nabors Industries Ltd. (a)	1,541	134,853
Newpark Resources, Inc. (a)	19,393	62,639
Nextier Oilfield Solutions, Inc. (a)	44,329	169,337
NOV, Inc. (a)	94,851	1,309,892
Oceaneering International, Inc. (a)	24,507	324,963
Oil States International, Inc. (a)	15,609	88,347
Patterson-UTI Energy, Inc.	42,866	343,785
ProPetro Holding Corp. (a)	22,724	171,566
RPC, Inc. (a)(b)	14,455	60,711
Schlumberger Ltd.	342,041	9,861,042
Select Energy Services, Inc. Class A (a)	14,860	88,417
Solaris Oilfield Infrastructure, Inc. Class A	6,688	58,186
Technip Energies NV ADR (a)	27,306	369,996
TechnipFMC PLC (a)(b)	102,398	739,314
TETRA Technologies, Inc. (a)	32,237	99,612
Tidewater, Inc. (a)	8,706	98,552
Transocean Ltd. (United States) (a)(b)	137,919	497,888
U.S. Silica Holdings, Inc. (a)	16,668	168,347
		27,097,981
Oil, Gas & Consumable Fuels - 2.2%
Alto Ingredients, Inc. (a)(b)	17,710	93,863
Antero Resources Corp. (a)(b)	66,810	908,616
APA Corp.	91,131	1,708,706
Arch Resources, Inc. (a)(b)	3,845	252,693
Berry Corp.	14,004	77,722
Bonanza Creek Energy, Inc.	4,999	192,312
Brigham Minerals, Inc. Class A	8,638	169,650
Cabot Oil & Gas Corp.	99,458	1,591,328
Callon Petroleum Co. (a)(b)	10,997	432,842
Centennial Resource Development, Inc. Class A (a)(b)	44,858	233,710
Cheniere Energy, Inc. (a)	56,188	4,772,047
Chevron Corp.	472,705	48,126,096
Cimarex Energy Co.	24,705	1,610,766
Clean Energy Fuels Corp. (a)(b)	28,233	212,030
CNX Resources Corp. (a)	53,689	649,637
Comstock Resources, Inc. (a)	16,827	102,308
ConocoPhillips Co.	332,105	18,617,806
CONSOL Energy, Inc. (a)	6,543	137,468
Contango Oil & Gas Co. (a)(b)	31,169	119,066
Continental Resources, Inc.	15,243	520,548
CVR Energy, Inc.	6,252	85,402
Delek U.S. Holdings, Inc.	14,719	255,816
Denbury, Inc. (a)	12,119	796,339
Devon Energy Corp.	144,035	3,721,864
Diamondback Energy, Inc.	44,511	3,433,133
DT Midstream, Inc. (a)	24,308	1,030,659
EOG Resources, Inc.	142,474	10,380,656
EQT Corp. (a)	67,331	1,238,217
Equitrans Midstream Corp.	99,226	815,638
Exxon Mobil Corp.	1,036,232	59,655,876
Green Plains, Inc. (a)	10,473	370,325
Hess Corp.	67,226	5,138,755
HollyFrontier Corp.	35,524	1,044,406
International Seaways, Inc.	11,283	185,605
Kinder Morgan, Inc.	476,241	8,277,069
Kosmos Energy Ltd. (a)	102,280	236,267
Laredo Petroleum, Inc. (a)(b)	2,246	123,665
Magnolia Oil & Gas Corp. Class A	34,091	477,274
Marathon Oil Corp.	193,540	2,243,129
Marathon Petroleum Corp.	155,099	8,564,567
Matador Resources Co.	27,086	836,957
Murphy Oil Corp.	35,345	767,340
National Energy Services Reunited Corp. (a)(b)	9,369	120,860
Northern Oil & Gas, Inc.	11,327	195,617
Occidental Petroleum Corp.	206,185	5,381,429
ONEOK, Inc.	109,144	5,672,214
Ovintiv, Inc.	64,204	1,647,475
Par Pacific Holdings, Inc. (a)	11,124	182,211
PBF Energy, Inc. Class A (a)(b)	21,387	196,119
PDC Energy, Inc.	24,667	975,580
Peabody Energy Corp. (a)	16,982	198,859
Penn Virginia Corp. (a)	3,162	58,465
Phillips 66 Co.	107,772	7,913,698
Pioneer Natural Resources Co.	50,579	7,352,669
Range Resources Corp. (a)(b)	62,702	954,951
Renewable Energy Group, Inc. (a)	10,567	647,229
Rex American Resources Corp. (a)	1,370	112,340
SM Energy Co.	25,339	473,839
Southwestern Energy Co. (a)	158,986	748,824
Talos Energy, Inc. (a)	7,743	89,354
Targa Resources Corp.	56,319	2,371,593
Teekay Corp. (a)(b)	20,995	62,775
Teekay Tankers Ltd. (a)(b)	6,971	88,183
Tellurian, Inc. (a)	49,284	185,801
The Williams Companies, Inc.	296,111	7,417,581
Uranium Energy Corp. (a)(b)	45,787	99,358
Valero Energy Corp.	99,659	6,674,163
W&T Offshore, Inc. (a)	21,580	87,399
World Fuel Services Corp.	16,095	554,634
		240,671,393

TOTAL ENERGY		267,769,374

FINANCIALS - 11.4%
Banks - 4.1%
1st Source Corp.	3,680	168,507
Allegiance Bancshares, Inc.	5,293	193,036
Ameris Bancorp	18,395	894,181
Associated Banc-Corp.	41,860	828,828
Atlantic Union Bankshares Corp.	18,083	641,404
Banc of California, Inc.	12,619	216,037
BancFirst Corp.	4,688	260,090
Bancorp, Inc., Delaware (a)(b)	12,152	283,992
BancorpSouth Bank	22,246	573,947
Bank of America Corp.	1,859,608	71,334,563
Bank of Hawaii Corp.	10,631	889,921
Bank OZK	30,393	1,237,299
BankUnited, Inc.	21,943	868,504
Banner Corp.	9,064	480,755
Berkshire Hills Bancorp, Inc.	12,219	330,402
BOK Financial Corp.	8,125	682,581
Brookline Bancorp, Inc., Delaware	16,640	239,117
Bryn Mawr Bank Corp.	4,369	170,959
Cadence Bancorp Class A	29,038	551,722
Camden National Corp.	2,667	119,402
Cathay General Bancorp	17,392	658,635
Central Pacific Financial Corp.	6,096	156,058
CIT Group, Inc.	24,516	1,182,652
Citigroup, Inc.	511,036	34,556,254
Citizens Financial Group, Inc.	102,768	4,332,699
City Holding Co.	3,274	247,711
Columbia Banking Systems, Inc.	18,878	659,597
Comerica, Inc.	33,994	2,334,028
Commerce Bancshares, Inc.	25,833	1,827,168
Community Bank System, Inc.	13,657	978,387
Community Trust Bancorp, Inc.	3,056	121,507
ConnectOne Bancorp, Inc.	7,870	206,981
CrossFirst Bankshares, Inc. (a)	10,288	142,077
Cullen/Frost Bankers, Inc.	13,827	1,483,914
Customers Bancorp, Inc. (a)	6,483	234,814
CVB Financial Corp.	33,038	629,704
Dime Community Bancshares, Inc. (b)	9,573	316,100
Eagle Bancorp, Inc.	7,971	438,644
East West Bancorp, Inc.	34,754	2,472,747
Eastern Bankshares, Inc.	42,884	782,633
Enterprise Financial Services Corp.	9,009	401,531
FB Financial Corp.	7,941	300,249
Fifth Third Bancorp	172,969	6,277,045
First Bancorp, North Carolina	6,002	240,080
First Bancorp, Puerto Rico	60,527	734,193
First Bancshares, Inc.	5,109	197,054
First Busey Corp.	10,912	257,523
First Citizens Bancshares, Inc.	1,725	1,349,968
First Commonwealth Financial Corp.	20,210	266,166
First Financial Bancorp, Ohio (b)	27,092	609,570
First Financial Bankshares, Inc.	35,399	1,728,887
First Financial Corp., Indiana	2,595	103,930
First Foundation, Inc.	8,292	195,442
First Hawaiian, Inc.	34,142	939,929
First Horizon National Corp.	136,221	2,104,614
First Interstate Bancsystem, Inc.	9,147	383,442
First Merchants Corp.	12,869	524,154
First Midwest Bancorp, Inc., Delaware	26,764	480,146
First Republic Bank	43,124	8,410,042
Flushing Financial Corp.	7,540	166,257
FNB Corp., Pennsylvania	76,382	875,338
Fulton Financial Corp.	40,196	615,803
German American Bancorp, Inc.	6,120	230,724
Glacier Bancorp, Inc.	23,942	1,234,450
Great Southern Bancorp, Inc.	2,261	117,640
Great Western Bancorp, Inc.	13,182	406,006
Hancock Whitney Corp.	22,693	991,911
Hanmi Financial Corp.	7,435	135,540
HarborOne Bancorp, Inc.	13,521	184,021
Heartland Financial U.S.A., Inc.	9,639	439,731
Heritage Commerce Corp.	14,178	153,690
Heritage Financial Corp., Washington	7,461	180,482
Hilltop Holdings, Inc.	17,032	539,574
Home Bancshares, Inc.	37,998	804,798
Hope Bancorp, Inc.	26,820	355,365
Horizon Bancorp, Inc. Indiana	8,147	136,136
Huntington Bancshares, Inc./Ohio	363,400	5,116,672
Independent Bank Corp.	4,722	99,304
Independent Bank Corp., Massachusetts	7,495	529,747
Independent Bank Group, Inc.	9,165	638,801
International Bancshares Corp.	13,419	524,415
Investors Bancorp, Inc.	60,921	841,928
JPMorgan Chase & Co.	746,436	113,294,056
KeyCorp	241,102	4,740,065
Lakeland Bancorp, Inc.	10,958	179,382
Lakeland Financial Corp.	5,713	382,028
Live Oak Bancshares, Inc. (b)	7,590	456,842
M&T Bank Corp.	31,576	4,226,448
Midland States Bancorp, Inc.	4,640	114,190
National Bank Holdings Corp.	6,369	225,845
NBT Bancorp, Inc.	10,551	367,702
Nicolet Bankshares, Inc. (a)(b)	2,603	188,431
OceanFirst Financial Corp.	14,505	282,848
OFG Bancorp	16,359	377,893
Old National Bancorp, Indiana	39,459	634,895
Origin Bancorp, Inc.	4,698	191,115
Pacific Premier Bancorp, Inc.	23,658	898,531
PacWest Bancorp	29,764	1,185,202
Park National Corp.	3,422	389,800
Peoples Bancorp, Inc.	3,720	109,703
Peoples United Financial, Inc.	103,789	1,629,487
Pinnacle Financial Partners, Inc.	18,666	1,672,660
PNC Financial Services Group, Inc.	104,071	18,983,591
Popular, Inc.	20,688	1,505,259
Preferred Bank, Los Angeles (b)	2,928	172,693
Prosperity Bancshares, Inc.	23,105	1,575,530
QCR Holdings, Inc.	3,470	170,342
Regions Financial Corp.	232,959	4,484,461
Renasant Corp.	14,131	497,129
S&T Bancorp, Inc.	8,425	248,116
Sandy Spring Bancorp, Inc.	11,243	467,596
Seacoast Banking Corp., Florida	12,820	389,600
ServisFirst Bancshares, Inc.	12,132	862,343
Signature Bank	13,929	3,161,465
Silvergate Capital Corp. (a)	4,529	465,581
Simmons First National Corp. Class A	29,037	790,387
South State Corp.	17,797	1,225,145
Southside Bancshares, Inc.	6,512	234,692
Sterling Bancorp	50,666	1,099,959
Stock Yards Bancorp, Inc.	4,478	213,332
SVB Financial Group (a)	13,628	7,494,855
Synovus Financial Corp.	38,349	1,568,474
Texas Capital Bancshares, Inc. (a)	12,308	775,158
Tompkins Financial Corp.	3,424	262,792
TowneBank	16,523	492,551
Trico Bancshares	5,609	221,163
TriState Capital Holdings, Inc. (a)	6,127	124,439
Triumph Bancorp, Inc. (a)	5,168	396,179
Truist Financial Corp.	329,625	17,941,489
Trustmark Corp.	15,910	477,618
U.S. Bancorp	335,415	18,628,949
UMB Financial Corp.	9,964	932,630
Umpqua Holdings Corp.	53,736	1,013,998
United Bankshares, Inc., West Virginia	32,692	1,129,182
United Community Bank, Inc.	23,449	675,566
Univest Corp. of Pennsylvania	6,215	170,042
Valley National Bancorp	104,908	1,352,264
Veritex Holdings, Inc.	11,707	392,770
Washington Trust Bancorp, Inc.	3,825	186,469
Webster Financial Corp.	21,460	1,032,226
Wells Fargo & Co.	1,011,824	46,483,195
WesBanco, Inc.	15,515	500,824
Westamerica Bancorp.	6,256	347,521
Western Alliance Bancorp.	25,187	2,337,857
Wintrust Financial Corp.	13,573	969,112
Zions Bancorp NA	40,398	2,106,756
		451,658,278
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	10,515	1,665,997
Ameriprise Financial, Inc.	28,468	7,332,218
Apollo Global Management LLC Class A	51,949	3,057,718
Ares Management Corp.	26,215	1,877,256
Artisan Partners Asset Management, Inc.	15,792	759,437
Assetmark Financial Holdings, Inc. (a)	4,688	122,357
B. Riley Financial, Inc.	4,007	270,713
Bank of New York Mellon Corp.	196,961	10,110,008
BGC Partners, Inc. Class A	81,795	437,603
BlackRock, Inc. Class A	34,779	30,159,305
Blucora, Inc. (a)	10,387	175,125
BrightSphere Investment Group, Inc.	15,188	379,548
Carlyle Group LP	28,224	1,424,465
Cboe Global Markets, Inc.	26,361	3,122,988
Charles Schwab Corp.	366,816	24,925,147
CME Group, Inc.	87,872	18,640,287
Cohen & Steers, Inc.	5,518	459,153
Cowen Group, Inc. Class A	6,262	250,355
Diamond Hill Investment Group, Inc.	609	104,900
Donnelley Financial Solutions, Inc. (a)	6,724	216,580
Evercore, Inc. Class A	10,512	1,389,686
FactSet Research Systems, Inc.	9,252	3,305,555
Federated Hermes, Inc. Class B (non-vtg.)	24,005	778,722
Focus Financial Partners, Inc. Class A (a)	12,173	624,840
Franklin Resources, Inc.	65,979	1,949,679
Goldman Sachs Group, Inc.	84,221	31,572,768
Greenhill & Co., Inc. (b)	3,173	50,831
Hamilton Lane, Inc. Class A	8,021	745,953
Houlihan Lokey (b)	12,421	1,106,711
Interactive Brokers Group, Inc.	19,224	1,189,197
Intercontinental Exchange, Inc.	137,073	16,425,458
Invesco Ltd.	90,960	2,217,605
Janus Henderson Group PLC	41,709	1,745,105
Jefferies Financial Group, Inc.	49,658	1,648,149
KKR & Co. LP	140,958	8,987,482
Lazard Ltd. Class A	27,915	1,317,588
LPL Financial	19,507	2,751,267
MarketAxess Holdings, Inc.	9,290	4,414,329
Moelis & Co. Class A	14,611	865,702
Moody's Corp.	39,304	14,778,304
Morgan Stanley	367,277	35,251,246
Morningstar, Inc.	5,328	1,346,013
MSCI, Inc.	20,169	12,019,917
NASDAQ, Inc.	28,102	5,247,486
Northern Trust Corp.	51,061	5,762,234
Open Lending Corp. (a)	23,867	906,946
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,965	88,327
Piper Jaffray Companies	3,297	404,509
PJT Partners, Inc.	5,713	446,585
Raymond James Financial, Inc.	29,948	3,877,667
S&P Global, Inc.	58,858	25,233,602
Sculptor Capital Management, Inc. Class A	5,150	119,583
SEI Investments Co.	28,943	1,759,734
State Street Corp.	86,067	7,499,878
StepStone Group, Inc. Class A	6,242	284,073
Stifel Financial Corp.	25,556	1,700,496
StoneX Group, Inc. (a)	4,055	261,669
T. Rowe Price Group, Inc.	55,961	11,424,998
The Blackstone Group LP	167,272	19,281,443
Tradeweb Markets, Inc. Class A	24,939	2,162,959
Victory Capital Holdings, Inc.	3,535	107,782
Virtu Financial, Inc. Class A	19,239	495,212
Virtus Investment Partners, Inc.	1,772	489,302
WisdomTree Investments, Inc.	25,257	156,088
		339,683,840
Consumer Finance - 0.7%
Ally Financial, Inc.	91,937	4,721,884
American Express Co.	159,619	27,219,828
Capital One Financial Corp.	112,423	18,178,799
Credit Acceptance Corp. (a)(b)	2,847	1,380,140
CURO Group Holdings Corp.	3,009	47,452
Discover Financial Services	75,237	9,353,464
Encore Capital Group, Inc. (a)(b)	7,663	362,766
Enova International, Inc. (a)	8,111	268,393
EZCORP, Inc. (non-vtg.) Class A (a)(b)	13,613	77,866
First Cash Financial Services, Inc.	9,695	767,844
Green Dot Corp. Class A (a)	13,243	610,105
LendingClub Corp. (a)	20,091	490,220
LendingTree, Inc. (a)(b)	2,665	520,261
Navient Corp.	44,163	902,250
Nelnet, Inc. Class A	5,040	379,512
OneMain Holdings, Inc.	21,787	1,329,007
PRA Group, Inc. (a)	10,693	414,781
PROG Holdings, Inc.	16,366	716,340
Santander Consumer U.S.A. Holdings, Inc.	17,447	715,850
SLM Corp.	82,483	1,553,155
Synchrony Financial	132,554	6,232,689
World Acceptance Corp. (a)(b)	865	163,978
		76,406,584
Diversified Financial Services - 1.2%
A-Mark Precious Metals, Inc.	1,121	57,104
Berkshire Hathaway, Inc. Class B (a)	466,161	129,727,945
Cannae Holdings, Inc. (a)	21,248	706,496
Equitable Holdings, Inc.	95,871	2,959,538
Voya Financial, Inc.	30,897	1,989,767
		135,440,850
Insurance - 2.0%
AFLAC, Inc.	155,868	8,572,740
Alleghany Corp. (a)	3,382	2,242,604
Allstate Corp.	74,200	9,649,710
AMBAC Financial Group, Inc. (a)	11,780	171,046
American Equity Investment Life Holding Co.	20,990	673,569
American Financial Group, Inc.	16,958	2,145,017
American International Group, Inc.	211,992	10,037,821
American National Group, Inc.	2,190	361,306
Amerisafe, Inc.	4,247	242,928
Aon PLC	55,270	14,371,858
Arch Capital Group Ltd. (a)	98,450	3,839,550
Argo Group International Holdings, Ltd.	8,588	447,692
Arthur J. Gallagher & Co.	49,955	6,959,231
Assurant, Inc.	14,206	2,241,849
Assured Guaranty Ltd.	18,627	890,557
Athene Holding Ltd. (a)	30,206	1,951,912
Axis Capital Holdings Ltd.	19,570	995,526
Brighthouse Financial, Inc. (a)	21,077	907,576
Brown & Brown, Inc.	57,057	3,103,901
BRP Group, Inc. (a)(b)	9,693	264,231
Chubb Ltd.	110,313	18,614,216
Cincinnati Financial Corp.	37,039	4,366,157
CNO Financial Group, Inc.	32,094	733,027
eHealth, Inc. (a)(b)	6,300	327,663
Employers Holdings, Inc.	6,952	288,647
Enstar Group Ltd. (a)	3,218	827,090
Erie Indemnity Co. Class A	6,020	1,113,038
Everest Re Group Ltd.	9,653	2,440,568
Fidelity National Financial, Inc.	71,133	3,173,243
First American Financial Corp.	26,560	1,787,754
Genworth Financial, Inc. Class A (a)	118,382	395,396
Globe Life, Inc.	23,332	2,172,443
GoHealth, Inc. (a)	9,748	85,782
Goosehead Insurance	4,194	504,077
Greenlight Capital Re, Ltd. (a)	6,458	56,830
Hanover Insurance Group, Inc.	8,791	1,194,697
Hartford Financial Services Group, Inc.	87,524	5,568,277
HCI Group, Inc.	1,585	159,261
Heritage Insurance Holdings, Inc.	5,941	43,607
Horace Mann Educators Corp.	10,799	429,908
James River Group Holdings Ltd. (b)	9,405	342,154
Kemper Corp.	15,154	1,000,316
Kinsale Capital Group, Inc. (b)	5,225	933,420
Lemonade, Inc. (a)(b)	4,270	371,746
Lincoln National Corp.	44,252	2,726,808
Loews Corp.	54,484	2,921,977
Markel Corp. (a)	3,381	4,078,061
Marsh & McLennan Companies, Inc.	123,782	18,223,186
MBIA, Inc. (a)(b)	10,573	137,978
Mercury General Corp.	6,230	378,971
MetLife, Inc.	183,756	10,602,721
National Western Life Group, Inc.	482	100,203
Old Republic International Corp.	68,520	1,689,703
Palomar Holdings, Inc. (a)	5,389	438,826
Primerica, Inc.	9,720	1,421,258
Principal Financial Group, Inc.	62,090	3,857,652
ProAssurance Corp.	12,233	248,085
Progressive Corp.	143,457	13,651,368
Prudential Financial, Inc.	96,954	9,722,547
Reinsurance Group of America, Inc.	16,532	1,821,496
RenaissanceRe Holdings Ltd.	12,300	1,878,087
RLI Corp. (b)	9,749	1,056,597
Root, Inc. (b)	6,142	46,863
Safety Insurance Group, Inc.	3,639	278,820
Selective Insurance Group, Inc.	14,642	1,191,127
Selectquote, Inc. (a)	9,983	177,697
Siriuspoint Ltd. (a)	21,837	214,003
Stewart Information Services Corp.	6,487	382,798
The Travelers Companies, Inc.	61,878	9,214,872
Trean Insurance Group, Inc. (a)	4,901	66,114
Trupanion, Inc. (a)	8,058	926,831
United Fire Group, Inc.	4,597	114,557
Universal Insurance Holdings, Inc.	8,298	117,500
Unum Group	48,522	1,329,503
W.R. Berkley Corp.	34,821	2,547,853
White Mountains Insurance Group Ltd.	745	843,020
Willis Towers Watson PLC	31,629	6,518,104
		215,925,127
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	3,260	35,534
AGNC Investment Corp.	135,269	2,146,719
Annaly Capital Management, Inc.	351,558	2,984,727
Apollo Commercial Real Estate Finance, Inc.	31,579	480,632
Arbor Realty Trust, Inc.	26,383	482,281
Ares Commercial Real Estate Corp.	9,998	150,770
Armour Residential REIT, Inc.	26,711	277,794
Blackstone Mortgage Trust, Inc.	35,212	1,141,573
BrightSpire Capital, Inc.	22,563	214,574
Broadmark Realty Capital, Inc.	33,431	346,679
Capstead Mortgage Corp.	30,214	192,463
Cherry Hill Mortgage Investment Corp.	4,889	45,028
Chimera Investment Corp.	54,641	804,316
Dynex Capital, Inc.	8,028	140,089
Ellington Financial LLC	14,132	256,920
Granite Point Mortgage Trust, Inc.	14,174	199,995
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,237	1,092,662
Invesco Mortgage Capital, Inc.	57,977	199,441
KKR Real Estate Finance Trust, Inc.	7,557	161,040
Ladder Capital Corp. Class A	31,085	354,991
MFA Financial, Inc.	104,677	488,842
New Residential Investment Corp.	112,069	1,093,793
New York Mortgage Trust, Inc.	96,656	422,387
Orchid Island Capital, Inc.	37,543	185,838
PennyMac Mortgage Investment Trust	23,547	464,347
Ready Capital Corp.	15,800	238,896
Redwood Trust, Inc.	29,567	350,960
Starwood Property Trust, Inc.	68,096	1,772,539
TPG RE Finance Trust, Inc.	13,740	180,818
Two Harbors Investment Corp.	75,527	484,128
Western Asset Mortgage Capital Corp.	9,566	29,655
		17,420,431
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)(b)	13,690	655,067
Capitol Federal Financial, Inc.	39,446	437,456
Columbia Financial, Inc. (a)	13,076	235,891
Essent Group Ltd.	28,211	1,274,291
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	2,023	197,243
Flagstar Bancorp, Inc.	11,338	518,827
HomeStreet, Inc.	4,334	163,435
Kearny Financial Corp.	16,725	201,202
Merchants Bancorp	3,898	142,823
Meridian Bancorp, Inc. Maryland	12,049	230,256
Meta Financial Group, Inc.	8,154	405,254
MGIC Investment Corp.	80,348	1,112,016
Mr. Cooper Group, Inc. (a)	18,673	694,262
New York Community Bancorp, Inc.	116,190	1,368,718
NMI Holdings, Inc. (a)	22,788	501,792
Northfield Bancorp, Inc.	10,186	167,560
Northwest Bancshares, Inc.	28,681	381,744
Ocwen Financial Corp. (a)(b)	2,028	53,032
Pennymac Financial Services, Inc.	9,951	625,818
Premier Financial Corp.	11,199	299,909
Provident Financial Services, Inc.	18,376	396,922
Radian Group, Inc.	45,838	1,035,022
Rocket Cos., Inc. (b)	27,367	471,807
TFS Financial Corp.	11,563	225,247
Trustco Bank Corp., New York (b)	3,944	132,637
Walker & Dunlop, Inc.	6,935	717,634
Washington Federal, Inc.	17,371	560,562
Waterstone Financial, Inc.	4,272	84,287
WSFS Financial Corp.	11,246	492,350
		13,783,064

TOTAL FINANCIALS		1,250,318,174

HEALTH CARE - 13.4%
Biotechnology - 2.5%
AbbVie, Inc.	432,031	50,245,205
Abeona Therapeutics, Inc. (a)(b)	11,891	14,507
ACADIA Pharmaceuticals, Inc. (a)	29,541	638,972
Acceleron Pharma, Inc. (a)	13,214	1,652,543
ADMA Biologics, Inc. (a)	17,199	26,658
Adverum Biotechnologies, Inc. (a)(b)	19,121	43,405
Aeglea BioTherapeutics, Inc. (a)	12,230	74,970
Agenus, Inc. (a)	36,058	186,780
Agios Pharmaceuticals, Inc. (a)(b)	14,775	710,530
Akebia Therapeutics, Inc. (a)(b)	43,141	106,558
Akero Therapeutics, Inc. (a)(b)	4,898	105,013
Akouos, Inc. (a)(b)	2,627	28,555
Albireo Pharma, Inc. (a)(b)	5,289	151,318
Aldeyra Therapeutics, Inc. (a)	10,975	97,678
Alector, Inc. (a)	12,870	309,330
Aligos Therapeutics, Inc.	2,412	35,143
Alkermes PLC (a)	41,486	1,073,243
Allakos, Inc. (a)	7,675	610,623
Allogene Therapeutics, Inc. (a)(b)	16,701	366,587
Allovir, Inc. (a)	3,357	64,253
Alnylam Pharmaceuticals, Inc. (a)	29,004	5,189,976
Altimmune, Inc. (a)(b)	7,125	64,624
ALX Oncology Holdings, Inc. (a)(b)	3,028	177,320
Amgen, Inc.	141,368	34,146,027
Amicus Therapeutics, Inc. (a)	67,173	624,037
AnaptysBio, Inc. (a)(b)	4,786	109,982
Anavex Life Sciences Corp. (a)(b)	16,972	304,647
Anika Therapeutics, Inc. (a)	3,908	156,828
Annexon, Inc. (a)	3,056	64,359
Apellis Pharmaceuticals, Inc. (a)(b)	14,501	927,919
Applied Genetic Technologies Corp. (a)(b)	10,973	39,503
Applied Molecular Transport, Inc. (a)(b)	3,380	94,741
Applied Therapeutics, Inc. (a)	4,011	69,029
Aprea Therapeutics, Inc. (a)(b)	3,331	14,090
Arbutus Biopharma Corp. (a)(b)	19,481	52,404
Arcturus Therapeutics Holdings, Inc. (a)(b)	4,554	142,586
Arcus Biosciences, Inc. (a)(b)	11,125	349,436
Arcutis Biotherapeutics, Inc. (a)	6,377	148,775
Ardelyx, Inc. (a)(b)	19,519	33,963
Arena Pharmaceuticals, Inc. (a)	16,515	1,021,618
Arrowhead Pharmaceuticals, Inc. (a)	25,311	1,753,799
Assembly Biosciences, Inc. (a)	5,944	20,626
Atara Biotherapeutics, Inc. (a)	19,740	251,685
Athenex, Inc. (a)(b)	15,684	59,129
Athersys, Inc. (a)	33,237	54,176
Atreca, Inc. (a)(b)	5,317	29,190
Avid Bioservices, Inc. (a)	13,249	339,837
Avidity Biosciences, Inc. (a)(b)	4,053	78,263
Avita Medical, Inc. (a)(b)	6,299	116,720
AVROBIO, Inc. (a)	9,555	70,325
Beam Therapeutics, Inc. (a)(b)	6,375	586,500
BeyondSpring, Inc. (a)(b)	5,018	47,771
BioCryst Pharmaceuticals, Inc. (a)(b)	42,002	677,072
Biogen, Inc. (a)	37,336	12,198,791
Biohaven Pharmaceutical Holding Co. Ltd. (a)	12,810	1,614,188
BioMarin Pharmaceutical, Inc. (a)	44,594	3,421,698
BioXcel Therapeutics, Inc. (a)	3,251	83,193
Black Diamond Therapeutics, Inc. (a)(b)	2,980	28,489
bluebird bio, Inc. (a)	17,134	435,375
Blueprint Medicines Corp. (a)	13,914	1,222,623
BrainStorm Cell Therpeutic, Inc. (a)(b)	4,412	17,780
BridgeBio Pharma, Inc. (a)(b)	23,771	1,270,560
Burning Rock Biotech Ltd. ADR (a)	3,107	70,777
C4 Therapeutics, Inc.	4,410	190,247
Calithera Biosciences, Inc. (a)(b)	15,184	29,609
Capricor Therapeutics, Inc. (a)(b)	3,520	15,382
CareDx, Inc. (a)(b)	12,910	1,084,956
Catalyst Biosciences, Inc. (a)	5,646	22,979
Catalyst Pharmaceutical Partners, Inc. (a)	27,352	159,736
Cel-Sci Corp. (a)	9,314	74,791
Celldex Therapeutics, Inc. (a)	10,957	479,369
ChemoCentryx, Inc. (a)	11,348	167,723
Chimerix, Inc. (a)	17,176	113,877
Chinook Therapeutics, Inc. (a)	7,848	102,259
Clovis Oncology, Inc. (a)(b)	24,176	116,770
Codiak Biosciences, Inc.	1,978	34,219
Coherus BioSciences, Inc. (a)(b)	14,740	192,357
Concert Pharmaceuticals, Inc. (a)	4,143	13,796
Corbus Pharmaceuticals Holdings, Inc. (a)	12,965	17,762
Cortexyme, Inc. (a)(b)	3,069	173,429
Crinetics Pharmaceuticals, Inc. (a)	3,723	66,940
Cue Biopharma, Inc. (a)	8,332	86,819
Cyclerion Therapeutics, Inc. (a)(b)	7,598	22,110
Cytokinetics, Inc. (a)(b)	19,691	584,429
CytomX Therapeutics, Inc. (a)	16,848	91,148
Deciphera Pharmaceuticals, Inc. (a)	9,299	283,527
Denali Therapeutics, Inc. (a)(b)	20,408	1,041,420
DermTech, Inc. (a)(b)	5,467	184,019
Dicerna Pharmaceuticals, Inc. (a)	15,562	583,731
Dynavax Technologies Corp. (a)(b)	22,777	212,737
Dyne Therapeutics, Inc.	4,252	76,834
Eagle Pharmaceuticals, Inc. (a)(b)	2,905	135,083
Editas Medicine, Inc. (a)(b)	16,729	700,276
Eiger Biopharmaceuticals, Inc. (a)	7,379	58,737
Emergent BioSolutions, Inc. (a)	10,915	719,299
Enanta Pharmaceuticals, Inc. (a)	4,742	200,350
Epizyme, Inc. (a)(b)	20,222	134,072
Esperion Therapeutics, Inc. (a)(b)	6,019	92,632
Exact Sciences Corp. (a)	41,186	4,441,498
Exelixis, Inc. (a)	76,873	1,295,310
Fate Therapeutics, Inc. (a)	19,878	1,645,898
FibroGen, Inc. (a)	20,463	266,019
Flexion Therapeutics, Inc. (a)(b)	9,709	57,574
Foghorn Therapeutics, Inc. (b)	1,726	15,655
Forma Therapeutics Holdings, Inc. (a)	5,685	130,130
Fortress Biotech, Inc. (a)	20,440	63,568
Frequency Therapeutics, Inc. (a)(b)	6,596	54,945
G1 Therapeutics, Inc. (a)(b)	7,814	135,260
Generation Bio Co. (a)	4,666	101,439
Geron Corp. (a)(b)	66,152	80,705
Gilead Sciences, Inc.	307,688	21,012,014
Global Blood Therapeutics, Inc. (a)(b)	16,212	443,074
GlycoMimetics, Inc. (a)	6,172	12,467
Gossamer Bio, Inc. (a)(b)	10,816	85,014
Halozyme Therapeutics, Inc. (a)	30,731	1,270,112
Harpoon Therapeutics, Inc. (a)	6,208	60,776
Heat Biologics, Inc. (a)(b)	4,327	27,390
Heron Therapeutics, Inc. (a)	21,761	268,966
Homology Medicines, Inc. (a)(b)	6,476	41,187
Horizon Therapeutics PLC (a)	54,766	5,477,695
iBio, Inc. (a)	52,622	65,251
Ideaya Biosciences, Inc. (a)	4,399	107,776
IGM Biosciences, Inc. (a)	1,667	113,373
Immatics NV (a)(b)	5,563	67,924
ImmunityBio, Inc. (a)	8,468	92,809
ImmunoGen, Inc. (a)	52,112	292,348
Immunovant, Inc. (a)(b)	11,261	117,790
Incyte Corp. (a)	45,208	3,496,839
Inhibrx, Inc. (a)	1,645	46,817
Inovio Pharmaceuticals, Inc. (a)(b)	50,338	422,839
Inozyme Pharma, Inc. (a)(b)	1,209	20,275
Insmed, Inc. (a)(b)	27,533	677,312
Intellia Therapeutics, Inc. (a)	16,254	2,305,630
Intercept Pharmaceuticals, Inc. (a)(b)	5,652	97,667
Invitae Corp. (a)(b)	41,564	1,163,376
Ionis Pharmaceuticals, Inc. (a)	33,802	1,255,406
Iovance Biotherapeutics, Inc. (a)	32,823	730,968
Ironwood Pharmaceuticals, Inc. Class A (a)	41,021	544,349
iTeos Therapeutics, Inc. (a)	2,140	51,424
Iveric Bio, Inc. (a)	22,100	190,723
Jounce Therapeutics, Inc. (a)	5,212	26,268
Kadmon Holdings, Inc. (a)(b)	46,203	173,723
Kalvista Pharmaceuticals, Inc. (a)	3,967	79,895
Karuna Therapeutics, Inc. (a)(b)	4,495	513,419
Karyopharm Therapeutics, Inc. (a)	13,953	116,228
Keros Therapeutics, Inc. (a)(b)	1,802	66,314
Kindred Biosciences, Inc. (a)	10,285	93,799
Kiniksa Pharmaceuticals Ltd. (a)(b)	5,000	76,650
Kodiak Sciences, Inc. (a)(b)	7,494	628,297
Kronos Bio, Inc. (b)	3,088	63,150
Krystal Biotech, Inc. (a)	4,310	251,876
Kura Oncology, Inc. (a)	15,008	284,252
Kymera Therapeutics, Inc. (a)	3,281	197,451
Ligand Pharmaceuticals, Inc. Class B (a)(b)	4,019	456,197
Lineage Cell Therapeutics, Inc. (a)(b)	28,883	75,962
Macrogenics, Inc. (a)	13,735	342,826
Madrigal Pharmaceuticals, Inc. (a)	2,093	182,761
Magenta Therapeutics, Inc. (a)	4,618	32,880
MannKind Corp. (a)(b)	55,929	229,309
Matinas BioPharma Holdings, Inc. (a)	29,750	21,012
MediciNova, Inc. (a)(b)	13,071	47,448
MEI Pharma, Inc. (a)	17,305	46,724
Mersana Therapeutics, Inc. (a)	11,784	129,624
Minerva Neurosciences, Inc. (a)	5,878	10,816
Mirati Therapeutics, Inc. (a)	11,281	1,805,637
Mirum Pharmaceuticals, Inc. (a)(b)	3,900	56,355
Moderna, Inc. (a)	74,356	26,292,282
Molecular Templates, Inc. (a)(b)	9,589	67,123
Morphic Holding, Inc. (a)	3,413	196,657
Mustang Bio, Inc. (a)	7,656	22,126
Myriad Genetics, Inc. (a)	18,646	589,773
Natera, Inc. (a)	20,044	2,295,439
Neoleukin Therapeutics, Inc. (a)	9,859	68,914
Neubase Therapeutics, Inc. (a)	3,796	13,362
Neurocrine Biosciences, Inc. (a)	22,772	2,122,578
NextCure, Inc. (a)(b)	2,365	16,389
Nkarta, Inc. (a)(b)	3,754	119,227
Novavax, Inc. (a)	16,598	2,976,519
Nurix Therapeutics, Inc. (a)(b)	3,108	95,540
Oncorus, Inc. (a)(b)	2,117	27,140
Opko Health, Inc. (a)(b)	109,333	376,106
ORIC Pharmaceuticals, Inc. (a)	2,986	49,717
Ovid Therapeutics, Inc. (a)(b)	6,580	24,543
Oyster Point Pharma, Inc. (a)(b)	2,507	35,725
Palatin Technologies, Inc. (a)(b)	38,374	19,571
Passage Bio, Inc. (a)(b)	4,901	57,832
PDL BioPharma, Inc. (a)(c)	20,940	51,722
PMV Pharmaceuticals, Inc.	2,775	94,378
Poseida Therapeutics, Inc. (a)(b)	2,484	20,145
Praxis Precision Medicines, Inc.	2,372	37,003
Precigen, Inc. (a)(b)	21,513	118,106
Precision BioSciences, Inc. (a)	8,093	79,797
Prelude Therapeutics, Inc.	2,652	84,970
Protagonist Therapeutics, Inc. (a)	9,805	484,661
Prothena Corp. PLC (a)(b)	5,951	298,145
PTC Therapeutics, Inc. (a)	17,005	651,802
Puma Biotechnology, Inc. (a)	8,302	62,431
Radius Health, Inc. (a)	11,335	171,499
RAPT Therapeutics, Inc. (a)	1,687	51,740
Recro Pharma, Inc. (a)	2,879	5,240
Regeneron Pharmaceuticals, Inc. (a)	25,871	14,865,735
REGENXBIO, Inc. (a)	7,789	251,740
Relay Therapeutics, Inc. (a)(b)	4,678	151,754
Repligen Corp. (a)	12,564	3,086,975
Replimune Group, Inc. (a)	5,591	182,993
Revolution Medicines, Inc. (a)(b)	12,053	345,198
Rhythm Pharmaceuticals, Inc. (a)(b)	9,022	155,990
Rigel Pharmaceuticals, Inc. (a)(b)	38,752	155,008
Rocket Pharmaceuticals, Inc. (a)(b)	11,049	395,775
Rubius Therapeutics, Inc. (a)(b)	10,384	223,152
Sage Therapeutics, Inc. (a)	12,384	541,552
Sangamo Therapeutics, Inc. (a)	32,464	311,005
Sarepta Therapeutics, Inc. (a)	19,623	1,330,047
Scholar Rock Holding Corp. (a)(b)	5,681	177,531
Seagen, Inc. (a)	30,891	4,738,370
Selecta Biosciences, Inc. (a)	17,187	59,467
Seres Therapeutics, Inc. (a)(b)	14,402	102,254
Sesen Bio, Inc. (a)	39,225	146,309
Shattuck Labs, Inc.	2,875	63,365
Sorrento Therapeutics, Inc. (a)(b)	57,184	469,481
Spectrum Pharmaceuticals, Inc. (a)(b)	29,030	93,477
Spero Therapeutics, Inc. (a)(b)	4,427	59,056
Springworks Therapeutics, Inc. (a)(b)	6,451	552,851
Spruce Biosciences, Inc. (b)	1,442	13,281
SQZ Biotechnologies Co. (b)	1,853	22,421
Stoke Therapeutics, Inc. (a)	4,236	121,277
Sutro Biopharma, Inc. (a)(b)	8,979	152,912
Syndax Pharmaceuticals, Inc. (a)(b)	9,643	140,595
Syros Pharmaceuticals, Inc. (a)	14,802	68,385
T2 Biosystems, Inc. (a)(b)	28,899	29,766
Taysha Gene Therapies, Inc.	1,907	32,972
TCR2 Therapeutics, Inc. (a)	7,559	94,034
TG Therapeutics, Inc. (a)(b)	27,394	958,516
Translate Bio, Inc. (a)	17,272	477,398
Travere Therapeutics, Inc. (a)	13,620	187,275
Trevena, Inc. (a)(b)	28,170	37,466
Turning Point Therapeutics, Inc. (a)	10,501	670,174
Twist Bioscience Corp. (a)	10,359	1,274,675
Ultragenyx Pharmaceutical, Inc. (a)	15,007	1,198,009
uniQure B.V. (a)	8,281	240,232
United Therapeutics Corp. (a)	10,833	1,970,848
UNITY Biotechnology, Inc. (a)	7,661	27,886
Vanda Pharmaceuticals, Inc. (a)	13,336	217,510
Vaxart, Inc. (a)(b)	29,459	211,810
Vaxcyte, Inc. (a)	5,302	114,947
VBI Vaccines, Inc. (a)(b)	62,875	187,368
Veracyte, Inc. (a)(b)	16,010	713,406
Verastem, Inc. (a)(b)	34,936	112,843
Vericel Corp. (a)	10,929	578,581
Vertex Pharmaceuticals, Inc. (a)	63,786	12,857,982
Viking Therapeutics, Inc. (a)(b)	19,944	122,656
Vir Biotechnology, Inc. (a)	15,954	568,760
Voyager Therapeutics, Inc. (a)(b)	4,677	14,733
Xbiotech, Inc.	2,697	43,691
Xencor, Inc. (a)	13,255	407,989
Y-mAbs Therapeutics, Inc. (a)(b)	6,438	213,098
Zentalis Pharmaceuticals, Inc. (a)	4,151	220,875
ZIOPHARM Oncology, Inc. (a)(b)	46,538	105,641
		278,389,490
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	433,447	52,438,418
Abiomed, Inc. (a)	11,100	3,631,254
Accelerate Diagnostics, Inc. (a)(b)	6,787	50,631
Accuray, Inc. (a)(b)	21,083	86,440
Acutus Medical, Inc. (a)(b)	1,927	29,676
Align Technology, Inc. (a)	17,683	12,303,831
Alphatec Holdings, Inc. (a)	13,693	201,835
Angiodynamics, Inc. (a)	8,533	227,234
Aspira Women's Health, Inc. (a)(b)	14,536	65,121
Atricure, Inc. (a)	11,333	957,185
Atrion Corp.	357	224,532
Avanos Medical, Inc. (a)(b)	11,981	454,559
AxoGen, Inc. (a)	9,380	191,071
Axonics Modulation Technologies, Inc. (a)	8,709	591,777
Baxter International, Inc.	122,921	9,507,939
Becton, Dickinson & Co.	70,968	18,150,066
BioLife Solutions, Inc. (a)	6,678	313,198
BioSig Technologies, Inc. (a)(b)	4,618	15,655
Boston Scientific Corp. (a)	347,103	15,827,897
Cardiovascular Systems, Inc. (a)	10,109	407,292
Cerus Corp. (a)	40,681	205,032
Co.-Diagnostics, Inc. (a)(b)	5,221	52,784
CONMED Corp.	7,136	984,340
Cryolife, Inc. (a)(b)	9,327	251,829
CryoPort, Inc. (a)(b)	11,251	694,412
Cutera, Inc. (a)(b)	3,827	198,813
CytoSorbents Corp. (a)(b)	12,461	94,828
Danaher Corp.	155,057	46,127,907
Dentsply Sirona, Inc.	53,028	3,501,969
DexCom, Inc. (a)	23,516	12,122,733
Eargo, Inc. (a)(b)	2,367	85,212
Edwards Lifesciences Corp. (a)	153,110	17,189,660
Envista Holdings Corp. (a)	39,867	1,717,470
Glaukos Corp. (a)	11,114	566,814
Globus Medical, Inc. (a)	18,930	1,574,408
Haemonetics Corp. (a)	12,320	748,933
Heska Corp. (a)	2,509	603,916
Hill-Rom Holdings, Inc.	16,058	2,223,391
Hologic, Inc. (a)	62,771	4,710,336
ICU Medical, Inc. (a)	4,610	937,167
IDEXX Laboratories, Inc. (a)	20,908	14,186,705
Inari Medical, Inc. (a)	2,163	194,216
Inogen, Inc. (a)	4,751	378,987
Insulet Corp. (a)	16,202	4,531,537
Integer Holdings Corp. (a)	8,106	793,496
Integra LifeSciences Holdings Corp. (a)	17,825	1,290,352
Intersect ENT, Inc. (a)	7,044	164,477
Intuitive Surgical, Inc. (a)	28,821	28,574,869
Invacare Corp. (a)	6,817	49,287
iRhythm Technologies, Inc. (a)	7,176	366,837
Lantheus Holdings, Inc. (a)	16,719	437,536
LeMaitre Vascular, Inc.	3,692	201,066
LivaNova PLC (a)	11,939	1,030,336
Masimo Corp. (a)	12,402	3,378,181
Medtronic PLC	329,593	43,278,857
Meridian Bioscience, Inc. (a)	10,922	223,901
Merit Medical Systems, Inc. (a)	11,556	809,960
Mesa Laboratories, Inc.	1,306	384,630
Natus Medical, Inc. (a)	8,153	217,685
Neogen Corp. (a)	26,486	1,153,730
Nevro Corp. (a)	8,632	1,337,960
Novocure Ltd. (a)	20,752	3,196,016
NuVasive, Inc. (a)	13,194	843,756
OraSure Technologies, Inc. (a)(b)	15,433	181,955
Orthofix International NV (a)	5,036	200,131
OrthoPediatrics Corp. (a)(b)	3,031	190,468
Outset Medical, Inc.	4,463	182,804
Penumbra, Inc. (a)	8,348	2,222,488
Pulmonx Corp.	2,375	94,193
Pulse Biosciences, Inc. (a)(b)	2,561	52,501
Quidel Corp. (a)(b)	9,287	1,313,832
Quotient Ltd. (a)	24,935	85,028
Repro Medical Systems, Inc. (a)(b)	6,295	21,466
ResMed, Inc.	35,497	9,648,085
Retractable Technologies, Inc. (a)(b)	2,707	31,861
Rockwell Medical Technologies, Inc. (a)(b)	15,382	11,229
Seaspine Holdings Corp. (a)	5,280	103,435
Shockwave Medical, Inc. (a)	7,614	1,385,748
SI-BONE, Inc. (a)	6,009	182,313
Sientra, Inc. (a)(b)	13,822	114,032
Silk Road Medical, Inc. (a)(b)	8,202	411,576
SmileDirectClub, Inc. (a)(b)	21,173	149,481
Staar Surgical Co. (a)	11,276	1,442,426
STERIS PLC	23,775	5,181,761
Stryker Corp.	80,032	21,683,870
Surgalign Holdings, Inc. (a)	26,747	29,154
SurModics, Inc. (a)	3,775	208,040
Tactile Systems Technology, Inc. (a)	4,668	228,639
Tandem Diabetes Care, Inc. (a)	15,358	1,668,954
Teleflex, Inc.	11,375	4,520,766
The Cooper Companies, Inc.	12,018	5,068,832
TransMedics Group, Inc. (a)	5,955	169,837
Vapotherm, Inc. (a)	4,695	121,413
Varex Imaging Corp. (a)	8,500	232,050
ViewRay, Inc. (a)(b)	28,321	188,051
West Pharmaceutical Services, Inc.	18,049	7,431,315
Wright Medical Group NV (c)	326	0
Zimmer Biomet Holdings, Inc.	51,053	8,343,081
Zynex, Inc. (a)(b)	5,226	72,589
		390,465,346
Health Care Providers & Services - 2.5%
1Life Healthcare, Inc. (a)(b)	18,567	502,052
Acadia Healthcare Co., Inc. (a)	22,440	1,384,997
Accolade, Inc. (a)	4,210	197,070
AdaptHealth Corp. (a)	18,111	405,505
Addus HomeCare Corp. (a)	3,743	324,855
Amedisys, Inc. (a)	7,967	2,076,360
AmerisourceBergen Corp.	35,849	4,379,672
AMN Healthcare Services, Inc. (a)	11,839	1,190,530
Anthem, Inc.	59,864	22,988,375
Apollo Medical Holdings, Inc. (a)(b)	3,222	284,728
Brookdale Senior Living, Inc. (a)	44,837	337,174
Cardinal Health, Inc.	71,756	4,260,871
Castle Biosciences, Inc. (a)(b)	4,233	295,675
Centene Corp. (a)	142,111	9,750,263
Chemed Corp.	3,888	1,850,766
Cigna Corp.	86,143	19,768,957
Community Health Systems, Inc. (a)	28,614	381,138
Corvel Corp. (a)	2,156	303,608
Covetrus, Inc. (a)	25,149	640,294
Cross Country Healthcare, Inc. (a)	8,105	133,084
CVS Health Corp.	320,842	26,424,547
DaVita HealthCare Partners, Inc. (a)	17,667	2,124,457
Encompass Health Corp.	24,126	2,008,490
Fulgent Genetics, Inc. (a)(b)	4,203	387,727
Guardant Health, Inc. (a)	20,966	2,302,067
Hanger, Inc. (a)	8,656	212,418
HCA Holdings, Inc.	64,874	16,101,727
HealthEquity, Inc. (a)	20,705	1,531,756
Henry Schein, Inc. (a)	35,422	2,839,073
Humana, Inc.	31,541	13,432,050
InfuSystems Holdings, Inc. (a)	3,817	69,660
Laboratory Corp. of America Holdings (a)	23,819	7,053,997
LHC Group, Inc. (a)	7,749	1,667,430
Magellan Health Services, Inc. (a)	6,809	642,225
McKesson Corp.	38,893	7,927,560
MEDNAX, Inc. (a)	20,195	588,078
Modivcare, Inc. (a)	3,083	524,110
Molina Healthcare, Inc. (a)	14,130	3,857,631
National Healthcare Corp.	3,130	243,045
National Research Corp. Class A	3,500	184,730
Ontrak, Inc. (a)(b)	1,526	41,217
Option Care Health, Inc. (a)	26,050	539,756
Owens & Minor, Inc.	18,198	841,658
Patterson Companies, Inc.	21,779	677,980
Pennant Group, Inc. (a)	6,042	206,757
PetIQ, Inc. Class A (a)(b)	5,274	186,489
Premier, Inc.	17,631	628,369
Progyny, Inc. (a)	9,191	511,847
Quest Diagnostics, Inc.	32,511	4,610,060
R1 RCM, Inc. (a)	32,668	699,422
RadNet, Inc. (a)	10,478	384,962
Select Medical Holdings Corp.	26,195	1,033,393
Surgery Partners, Inc. (a)	6,902	376,573
Tenet Healthcare Corp. (a)	25,887	1,859,722
The Ensign Group, Inc.	12,321	1,048,147
The Joint Corp. (a)(b)	3,197	252,531
Tivity Health, Inc. (a)	9,241	231,764
Triple-S Management Corp. (a)(b)	5,881	143,085
U.S. Physical Therapy, Inc.	2,979	351,999
UnitedHealth Group, Inc.	231,145	95,282,592
Universal Health Services, Inc. Class B	18,931	3,036,722
		274,523,797
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	38,482	657,273
American Well Corp. (b)	12,851	149,714
Cerner Corp.	75,187	6,044,283
Change Healthcare, Inc. (a)	57,798	1,254,795
Computer Programs & Systems, Inc. (b)	2,468	77,915
Evolent Health, Inc. (a)(b)	19,273	442,123
GoodRx Holdings, Inc. (b)	9,077	291,099
Health Catalyst, Inc. (a)(b)	7,670	445,320
HealthStream, Inc. (a)	5,139	150,110
iCAD, Inc. (a)	5,426	79,545
Inovalon Holdings, Inc. Class A (a)	19,095	723,319
Inspire Medical Systems, Inc. (a)	6,834	1,251,715
NantHealth, Inc. (a)	8,096	16,192
Nextgen Healthcare, Inc. (a)	12,402	201,160
Omnicell, Inc. (a)	10,523	1,541,620
OptimizeRx Corp. (a)(b)	2,994	165,478
Phreesia, Inc. (a)	8,469	578,856
Schrodinger, Inc. (a)	9,151	619,248
Simulations Plus, Inc. (b)	4,178	197,160
Tabula Rasa HealthCare, Inc. (a)(b)	5,019	215,616
Teladoc Health, Inc. (a)(b)	31,574	4,687,160
Veeva Systems, Inc. Class A (a)	33,367	11,101,535
Vocera Communications, Inc. (a)(b)	8,092	339,540
		31,230,776
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	17,916	3,282,749
Adaptive Biotechnologies Corp. (a)	20,754	760,842
Agilent Technologies, Inc.	74,518	11,418,393
Avantor, Inc. (a)	125,702	4,723,881
Bio-Rad Laboratories, Inc. Class A (a)	5,268	3,895,739
Bio-Techne Corp.	9,446	4,555,239
Bruker Corp.	25,044	2,059,869
Charles River Laboratories International, Inc. (a)	12,108	4,926,987
ChromaDex, Inc. (a)(b)	12,689	110,267
Codexis, Inc. (a)	13,187	279,037
Fluidigm Corp. (a)(b)	20,426	151,357
Frontage Holdings Corp. (a)(d)	150,000	116,778
Illumina, Inc. (a)	35,736	17,716,122
IQVIA Holdings, Inc. (a)	46,847	11,604,002
Medpace Holdings, Inc. (a)	6,707	1,180,030
Mettler-Toledo International, Inc. (a)	5,727	8,439,937
Nanostring Technologies, Inc. (a)(b)	10,716	663,749
NeoGenomics, Inc. (a)	28,703	1,323,208
Pacific Biosciences of California, Inc. (a)	47,698	1,533,491
PerkinElmer, Inc.	27,503	5,011,872
Personalis, Inc. (a)(b)	7,537	158,202
PPD, Inc. (a)	26,856	1,238,599
Quanterix Corp. (a)	6,667	354,351
Syneos Health, Inc. (a)	24,570	2,203,192
Thermo Fisher Scientific, Inc.	96,351	52,030,504
Waters Corp. (a)	15,211	5,929,400
		145,667,797
Pharmaceuticals - 3.2%
AcelRx Pharmaceuticals, Inc. (a)	18,538	21,875
Aerie Pharmaceuticals, Inc. (a)(b)	10,898	171,970
Agile Therapeutics, Inc. (a)(b)	14,594	17,513
Amneal Pharmaceuticals, Inc. (a)(b)	31,218	153,905
Amphastar Pharmaceuticals, Inc. (a)	8,102	169,737
Ampio Pharmaceuticals, Inc. (a)(b)	42,328	59,682
ANI Pharmaceuticals, Inc. (a)(b)	2,953	100,195
Antares Pharma, Inc. (a)(b)	44,966	197,850
Aquestive Therapeutics, Inc. (a)(b)	4,628	15,041
Arvinas Holding Co. LLC (a)	8,232	832,255
Athira Pharma, Inc.	3,853	37,027
Axsome Therapeutics, Inc. (a)(b)	6,784	329,635
Aytu BioScience, Inc. (a)(b)	9,771	38,791
Biodelivery Sciences International, Inc. (a)	21,487	80,791
Bristol-Myers Squibb Co.	548,025	37,194,457
Cara Therapeutics, Inc. (a)	11,386	136,290
Catalent, Inc. (a)	41,678	4,993,441
Cerecor, Inc. (a)	30,016	79,843
Chiasma, Inc. (a)	9,390	37,560
Collegium Pharmaceutical, Inc. (a)	7,981	198,647
Corcept Therapeutics, Inc. (a)	27,544	572,089
CorMedix, Inc. (a)	6,812	39,578
CymaBay Therapeutics, Inc. (a)(b)	13,326	52,504
Durect Corp. (a)(b)	44,901	63,310
Elanco Animal Health, Inc. (a)	115,105	4,197,879
Eli Lilly & Co.	194,722	47,414,807
Endo International PLC (a)	53,408	270,244
Evofem Biosciences, Inc. (a)(b)	15,813	13,599
Evolus, Inc. (a)(b)	5,386	58,277
Fulcrum Therapeutics, Inc. (a)(b)	5,620	41,082
Innoviva, Inc. (a)(b)	13,894	197,017
Intra-Cellular Therapies, Inc. (a)	17,177	589,686
Jazz Pharmaceuticals PLC (a)	14,511	2,459,905
Johnson & Johnson	642,875	110,703,075
Kala Pharmaceuticals, Inc. (a)(b)	8,813	30,405
Lannett Co., Inc. (a)(b)	8,822	40,934
Liquidia Technologies, Inc. (a)	6,361	14,630
Marinus Pharmaceuticals, Inc. (a)(b)	8,111	119,232
Merck & Co., Inc.	619,189	47,597,058
Nektar Therapeutics (a)	43,288	683,518
NGM Biopharmaceuticals, Inc. (a)	5,959	121,504
Ocular Therapeutix, Inc. (a)	17,232	189,724
Odonate Therapeutics, Inc. (a)(b)	4,761	15,902
Omeros Corp. (a)(b)	15,564	225,678
Onconova Therapeutics, Inc. (a)(b)	3,855	19,159
OptiNose, Inc. (a)(b)	7,197	20,439
Organon & Co. (a)	61,929	1,796,560
Pacira Biosciences, Inc. (a)	10,426	614,613
Paratek Pharmaceuticals, Inc. (a)(b)	11,958	62,182
Perrigo Co. PLC	31,780	1,526,393
Pfizer, Inc.	1,364,414	58,410,563
Phathom Pharmaceuticals, Inc. (a)	3,356	107,728
Phibro Animal Health Corp. Class A	4,642	109,876
Pliant Therapeutics, Inc. (a)(b)	1,800	36,360
Prestige Brands Holdings, Inc. (a)	11,718	615,781
Provention Bio, Inc. (a)(b)	10,824	65,702
Reata Pharmaceuticals, Inc. (a)(b)	6,457	809,127
Relmada Therapeutics, Inc. (a)	2,617	68,042
Revance Therapeutics, Inc. (a)(b)	17,628	512,622
Royalty Pharma PLC	21,520	822,064
SIGA Technologies, Inc. (a)	9,940	63,318
Strongbridge Biopharma PLC (a)	8,992	21,491
Supernus Pharmaceuticals, Inc. (a)	13,413	353,164
Tarsus Pharmaceuticals, Inc. (a)(b)	1,353	30,537
TherapeuticsMD, Inc. (a)(b)	85,018	85,018
Theravance Biopharma, Inc. (a)	13,276	172,322
Tricida, Inc. (a)(b)	5,946	21,168
Viatris, Inc.	293,275	4,126,379
Vyne Therapeutics, Inc. (a)(b)	13,159	35,529
WAVE Life Sciences (a)	7,463	41,121
Xeris Pharmaceuticals, Inc. (a)(b)	9,064	27,826
Zoetis, Inc. Class A	116,393	23,592,861
Zogenix, Inc.(a)	14,258	231,122
Zynerba Pharmaceuticals, Inc. (a)(b)	6,363	28,061
		355,005,270

TOTAL HEALTH CARE		1,475,282,476

INDUSTRIALS - 9.2%
Aerospace & Defense - 1.5%
AAR Corp. (a)	7,051	252,144
Aerojet Rocketdyne Holdings, Inc.	18,303	863,536
AeroVironment, Inc. (a)	5,368	542,705
Astronics Corp. (a)	5,161	88,150
Axon Enterprise, Inc. (a)	15,691	2,918,840
BWX Technologies, Inc.	22,830	1,311,127
Curtiss-Wright Corp.	10,197	1,206,305
Ducommun, Inc.(a)	2,310	124,625
General Dynamics Corp.	56,673	11,109,608
HEICO Corp.	9,306	1,258,637
HEICO Corp. Class A	18,906	2,293,109
Hexcel Corp. (a)(b)	20,081	1,092,808
Howmet Aerospace, Inc.	94,922	3,115,340
Huntington Ingalls Industries, Inc.	9,791	2,008,428
Kaman Corp.	7,176	318,256
Kratos Defense & Security Solutions, Inc. (a)	29,561	804,059
L3Harris Technologies, Inc.	50,319	11,409,330
Lockheed Martin Corp.	60,306	22,413,931
Maxar Technologies, Inc. (b)	16,967	615,393
Mercury Systems, Inc. (a)	13,940	920,040
Moog, Inc. Class A	7,853	611,513
National Presto Industries, Inc.	1,402	135,265
Northrop Grumman Corp.	37,932	13,770,075
PAE, Inc. (a)	14,039	125,228
Park Aerospace Corp.	4,440	66,156
Parsons Corp. (a)	6,404	247,322
Raytheon Technologies Corp.	371,708	32,320,011
Spirit AeroSystems Holdings, Inc. Class A	26,717	1,154,442
Teledyne Technologies, Inc. (a)	11,348	5,138,034
Textron, Inc.	55,210	3,810,042
The Boeing Co. (a)	134,355	30,428,720
TransDigm Group, Inc. (a)	13,341	8,552,782
Triumph Group, Inc. (a)	11,807	224,923
Vectrus, Inc. (a)	3,093	140,082
Virgin Galactic Holdings, Inc. (a)(b)	31,348	940,127
		162,331,093
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	13,807	334,129
Atlas Air Worldwide Holdings, Inc. (a)	6,735	451,043
C.H. Robinson Worldwide, Inc.	32,573	2,904,534
Echo Global Logistics, Inc. (a)	5,965	184,497
Expeditors International of Washington, Inc.	41,600	5,335,200
FedEx Corp.	59,652	16,699,577
Forward Air Corp.	7,175	634,557
Hub Group, Inc. Class A (a)	7,903	523,811
United Parcel Service, Inc. Class B	175,942	33,668,261
XPO Logistics, Inc. (a)	25,159	3,489,302
		64,224,911
Airlines - 0.2%
Alaska Air Group, Inc. (a)	30,317	1,759,296
Allegiant Travel Co. (a)	3,455	656,865
American Airlines Group, Inc. (a)(b)	154,838	3,155,598
Delta Air Lines, Inc. (a)	157,088	6,267,811
Hawaiian Holdings, Inc. (a)	11,123	219,457
JetBlue Airways Corp. (a)	78,103	1,155,143
Mesa Air Group, Inc. (a)	6,720	59,942
SkyWest, Inc. (a)	13,504	546,777
Southwest Airlines Co. (a)	145,164	7,333,685
Spirit Airlines, Inc. (a)(b)	23,528	634,785
United Airlines Holdings, Inc. (a)	77,684	3,629,396
		25,418,755
Building Products - 0.6%
A.O. Smith Corp.	32,686	2,298,806
AAON, Inc.	10,317	641,202
Advanced Drain Systems, Inc.	12,000	1,465,080
Allegion PLC	22,206	3,033,340
Alpha PRO Tech Ltd. (a)(b)	2,269	27,251
American Woodmark Corp. (a)	4,201	311,924
Apogee Enterprises, Inc. (b)	6,684	265,154
Armstrong World Industries, Inc.	11,576	1,252,292
Builders FirstSource, Inc. (a)	51,123	2,274,974
Carrier Global Corp.	199,834	11,040,829
Cornerstone Building Brands, Inc. (a)	9,335	157,015
CSW Industrials, Inc.	3,387	400,648
Fortune Brands Home & Security, Inc.	33,651	3,279,963
Gibraltar Industries, Inc. (a)	7,822	584,147
Griffon Corp.	10,391	240,240
Insteel Industries, Inc.	4,507	175,007
Jeld-Wen Holding, Inc. (a)(b)	20,616	545,912
Johnson Controls International PLC	175,946	12,566,063
Lennox International, Inc.	8,458	2,786,319
Masco Corp.	62,906	3,756,117
Masonite International Corp. (a)	6,191	700,574
Owens Corning	25,318	2,434,579
PGT Innovations, Inc. (a)	13,430	303,249
Quanex Building Products Corp.	8,827	219,263
Resideo Technologies, Inc. (a)	35,062	1,034,329
Simpson Manufacturing Co. Ltd.	10,654	1,198,362
The AZEK Co., Inc. (a)	34,742	1,263,567
Trane Technologies PLC	58,338	11,878,200
Trex Co., Inc. (a)	28,557	2,772,885
UFP Industries, Inc.	15,422	1,145,238
		70,052,529
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	16,380	761,506
ACCO Brands Corp.	21,105	188,679
ADT, Inc. (b)	37,519	393,574
Brady Corp. Class A	11,283	616,954
BrightView Holdings, Inc. (a)	6,575	105,397
Casella Waste Systems, Inc. Class A (a)	11,839	814,286
Cimpress PLC (a)	4,817	492,538
Cintas Corp.	21,592	8,511,135
Clean Harbors, Inc. (a)	12,595	1,196,525
Copart, Inc. (a)	51,053	7,504,791
CoreCivic, Inc. (a)	29,555	303,825
Covanta Holding Corp.	28,753	577,935
Deluxe Corp.	9,536	418,630
Ennis, Inc.	7,173	141,810
Harsco Corp. (a)	19,580	393,950
Healthcare Services Group, Inc.	18,381	479,744
Herman Miller, Inc.	18,764	809,667
HNI Corp.	10,342	385,757
IAA Spinco, Inc. (a)	32,393	1,959,129
Interface, Inc. (b)	13,576	195,766
KAR Auction Services, Inc. (a)	31,100	512,528
Kimball International, Inc. Class B	8,354	103,423
Matthews International Corp. Class A	7,523	260,296
Montrose Environmental Group, Inc. (a)	3,645	195,700
MSA Safety, Inc.	9,127	1,501,209
Pitney Bowes, Inc.	42,513	340,104
R.R. Donnelley & Sons Co. (a)	16,176	98,997
Republic Services, Inc.	51,122	6,050,800
Rollins, Inc.	54,726	2,097,648
SP Plus Corp. (a)	5,619	184,247
Steelcase, Inc. Class A	20,020	275,275
Stericycle, Inc. (a)	21,731	1,533,122
Team, Inc. (a)	6,445	39,766
Tetra Tech, Inc.	13,193	1,761,529
The Brink's Co.	12,059	928,061
U.S. Ecology, Inc. (a)	7,663	268,205
UniFirst Corp.	3,795	826,437
Viad Corp. (a)	4,358	199,814
Waste Management, Inc.	94,526	14,014,425
		57,443,184
Construction & Engineering - 0.2%
AECOM (a)	35,393	2,228,343
Ameresco, Inc. Class A (a)(b)	5,414	371,021
API Group Corp. (a)(d)	37,797	866,307
Arcosa, Inc.	12,029	658,708
Argan, Inc.	3,227	145,054
Comfort Systems U.S.A., Inc.	9,126	682,169
Construction Partners, Inc. Class A (a)(b)	8,053	270,420
Dycom Industries, Inc. (a)(b)	7,622	528,967
EMCOR Group, Inc.	13,952	1,699,493
Fluor Corp. (a)(b)	29,684	494,535
Granite Construction, Inc.	11,871	456,084
Great Lakes Dredge & Dock Corp. (a)	17,187	264,680
HC2 Holdings, Inc. (a)	10,732	39,494
IES Holdings, Inc. (a)	5,371	292,236
MasTec, Inc. (a)	14,139	1,431,291
Matrix Service Co. (a)	6,450	70,370
MYR Group, Inc. (a)(b)	4,192	400,881
NV5 Global, Inc. (a)	2,633	250,135
Primoris Services Corp.	12,594	376,561
Quanta Services, Inc.	34,199	3,108,689
Sterling Construction Co., Inc. (a)	5,972	131,145
Tutor Perini Corp. (a)	9,020	126,911
Valmont Industries, Inc.	5,438	1,288,534
Willscot Mobile Mini Holdings (a)(b)	49,237	1,413,594
		17,595,622
Electrical Equipment - 0.7%
Acuity Brands, Inc.	8,862	1,554,218
American Superconductor Corp. (a)(b)	5,280	74,184
AMETEK, Inc.	56,331	7,832,826
Array Technologies, Inc.	27,802	376,439
Atkore, Inc. (a)	11,401	856,329
AZZ, Inc.	5,519	292,452
Bloom Energy Corp. Class A (a)(b)	30,200	658,360
Eaton Corp. PLC	97,370	15,389,329
Emerson Electric Co.	147,084	14,839,305
Encore Wire Corp.	5,358	420,228
Energous Corp. (a)(b)	7,441	18,751
EnerSys	10,907	1,076,085
FuelCell Energy, Inc. (a)(b)	75,758	479,548
Generac Holdings, Inc. (a)	15,329	6,428,369
GrafTech International Ltd.	38,456	437,245
Hubbell, Inc. Class B	13,139	2,633,844
nVent Electric PLC	42,375	1,339,474
Orion Energy Systems, Inc. (a)	4,328	21,683
Plug Power, Inc. (a)(b)	123,597	3,371,726
Powell Industries, Inc.	3,022	87,910
Regal Beloit Corp.	9,875	1,453,896
Rockwell Automation, Inc.	28,449	8,745,792
Sensata Technologies, Inc. PLC (a)	38,771	2,272,756
Shoals Technologies Group, Inc. (b)	22,413	651,994
Sunrun, Inc. (a)	39,296	2,081,509
Thermon Group Holdings, Inc. (a)	8,925	148,691
TPI Composites, Inc. (a)	7,311	286,153
Vertiv Holdings Co.	61,308	1,719,076
Vicor Corp. (a)	5,595	646,838
		76,195,010
Industrial Conglomerates - 1.0%
3M Co.	141,426	27,993,862
Carlisle Companies, Inc.	13,152	2,659,860
General Electric Co.	2,146,011	27,790,842
Honeywell International, Inc.	170,161	39,781,940
Raven Industries, Inc.	8,791	512,076
Roper Technologies, Inc.	25,621	12,588,622
		111,327,202
Machinery - 1.9%
AGCO Corp.	14,996	1,981,122
Alamo Group, Inc.	2,293	336,544
Albany International Corp. Class A	7,751	669,299
Allison Transmission Holdings, Inc.	27,305	1,089,743
Altra Industrial Motion Corp.	15,390	964,645
Astec Industries, Inc.	5,700	349,467
Barnes Group, Inc.	12,121	614,171
Blue Bird Corp. (a)	3,234	80,850
Caterpillar, Inc.	133,432	27,587,066
Chart Industries, Inc. (a)	8,609	1,338,269
CIRCOR International, Inc. (a)	4,355	134,308
Colfax Corp. (a)(b)	28,075	1,288,081
Columbus McKinnon Corp. (NY Shares)	7,178	333,059
Crane Co.	12,505	1,215,861
Cummins, Inc.	36,176	8,396,450
Deere & Co.	76,669	27,722,744
Donaldson Co., Inc.	31,128	2,060,362
Douglas Dynamics, Inc.	4,973	198,423
Dover Corp.	34,986	5,846,860
Energy Recovery, Inc. (a)	11,033	233,348
Enerpac Tool Group Corp. Class A	15,278	392,186
EnPro Industries, Inc.	5,453	507,783
ESCO Technologies, Inc.	6,572	620,200
Evoqua Water Technologies Corp. (a)(b)	28,379	936,791
ExOne Co. (a)	3,579	59,411
Federal Signal Corp.	15,644	619,659
Flowserve Corp.	31,890	1,342,250
Fortive Corp.	82,382	5,985,876
Franklin Electric Co., Inc.	9,760	797,978
Gorman-Rupp Co.	4,377	156,215
Graco, Inc.	40,911	3,194,331
Helios Technologies, Inc.	8,247	666,770
Hillenbrand, Inc.	19,023	861,742
Hyster-Yale Materials Handling Class A	2,834	203,028
IDEX Corp.	18,559	4,207,140
Illinois Tool Works, Inc.	69,957	15,857,153
Ingersoll Rand, Inc. (a)	91,401	4,466,767
ITT, Inc.	21,064	2,062,376
John Bean Technologies Corp.	7,923	1,161,353
Kadant, Inc.	2,840	511,569
Kennametal, Inc.	20,223	733,084
Lincoln Electric Holdings, Inc.	14,192	1,978,791
Lindsay Corp.	2,440	392,084
Lydall, Inc. (a)	3,889	238,007
Manitowoc Co., Inc. (a)	7,844	181,589
Meritor, Inc. (a)(b)	18,769	456,650
Middleby Corp. (a)	13,502	2,585,498
Miller Industries, Inc.	3,392	127,234
Mueller Industries, Inc.	14,312	621,141
Mueller Water Products, Inc. Class A	46,232	685,158
Nikola Corp. (a)(b)	33,357	395,948
NN, Inc. (a)	12,576	86,020
Nordson Corp.	13,169	2,977,906
Omega Flex, Inc.	816	127,965
Oshkosh Corp.	16,830	2,012,027
Otis Worldwide Corp.	99,244	8,887,300
PACCAR, Inc.	84,705	7,029,668
Parker Hannifin Corp.	31,632	9,870,133
Pentair PLC	39,921	2,940,980
Proto Labs, Inc. (a)(b)	6,517	509,564
RBC Bearings, Inc. (a)	6,169	1,449,715
REV Group, Inc.	6,566	99,212
Rexnord Corp.	28,895	1,627,655
Snap-On, Inc.	13,173	2,871,451
SPX Corp. (a)	11,620	774,589
SPX Flow, Inc.	10,381	852,799
Standex International Corp.	2,656	244,352
Stanley Black & Decker, Inc.	39,372	7,758,253
Tennant Co.	5,809	459,608
Terex Corp.	17,268	827,483
The Greenbrier Companies, Inc.	7,735	331,058
The Shyft Group, Inc.	9,063	357,445
Timken Co.	16,556	1,316,202
Toro Co.	26,221	2,982,377
TriMas Corp. (a)	10,474	342,709
Trinity Industries, Inc. (b)	20,503	555,836
Wabash National Corp.	11,115	162,724
Watts Water Technologies, Inc. Class A	6,699	1,009,941
Welbilt, Inc. (a)	31,104	730,633
Westinghouse Air Brake Co.	43,444	3,687,092
Woodward, Inc.	14,422	1,753,138
Xylem, Inc.	43,956	5,531,863
		205,614,132
Marine - 0.0%
Genco Shipping & Trading Ltd.	6,418	112,636
Kirby Corp. (a)	14,374	832,398
Matson, Inc.	10,588	710,667
		1,655,701
Professional Services - 0.7%
Acacia Research Corp. (a)	13,401	75,582
ASGN, Inc. (a)	13,095	1,324,297
Barrett Business Services, Inc.	1,658	121,382
Booz Allen Hamilton Holding Corp. Class A	33,328	2,859,876
CACI International, Inc. Class A (a)	6,075	1,621,782
CBIZ, Inc. (a)	15,440	499,330
CoStar Group, Inc. (a)	96,258	8,552,523
CRA International, Inc.	1,695	145,312
Dun & Bradstreet Holdings, Inc. (a)	34,477	722,638
Equifax, Inc.	29,794	7,764,316
Exponent, Inc.	12,784	1,369,039
Forrester Research, Inc. (a)	2,276	106,631
Franklin Covey Co. (a)	1,887	69,045
FTI Consulting, Inc. (a)	8,222	1,197,945
Heidrick & Struggles International, Inc.	5,522	235,845
Huron Consulting Group, Inc. (a)	5,097	250,416
ICF International, Inc.	4,768	436,606
IHS Markit Ltd.	91,146	10,649,499
Insperity, Inc. (b)	9,010	892,441
Jacobs Engineering Group, Inc.	31,790	4,299,598
KBR, Inc.	34,094	1,319,438
Kelly Services, Inc. Class A (non-vtg.) (a)	8,563	187,701
Kforce, Inc.	5,520	344,614
Korn Ferry	13,160	904,618
Leidos Holdings, Inc.	32,503	3,458,969
Manpower, Inc.	13,168	1,561,461
ManTech International Corp. Class A	6,877	601,462
Nielsen Holdings PLC	86,179	2,041,581
Resources Connection, Inc.	8,286	128,350
Robert Half International, Inc.	27,490	2,699,793
Science Applications Internati	14,326	1,250,660
TransUnion Holding Co., Inc.	46,684	5,604,881
TriNet Group, Inc. (a)	9,893	820,921
TrueBlue, Inc. (a)	8,667	235,656
Upwork, Inc. (a)	22,421	1,161,184
Verisk Analytics, Inc.	39,866	7,572,148
Willdan Group, Inc. (a)(b)	2,461	101,516
		73,189,056
Road & Rail - 1.0%
AMERCO	2,185	1,284,693
ArcBest Corp.	6,036	356,788
Avis Budget Group, Inc. (a)	12,305	1,018,485
Covenant Transport Group, Inc. Class A (a)	1,961	41,201
CSX Corp.	559,521	18,083,719
Daseke, Inc. (a)	15,364	106,165
Heartland Express, Inc.	11,794	200,852
J.B. Hunt Transport Services, Inc.	20,515	3,455,752
Kansas City Southern	22,215	5,949,177
Knight-Swift Transportation Holdings, Inc. Class A	29,591	1,470,377
Landstar System, Inc.	9,627	1,511,439
Lyft, Inc. (a)	62,275	3,445,053
Marten Transport Ltd.	15,872	251,095
Norfolk Southern Corp.	61,688	15,905,017
Old Dominion Freight Lines, Inc.	23,426	6,305,108
Ryder System, Inc.	13,411	1,021,248
Saia, Inc. (a)	6,419	1,450,694
Schneider National, Inc. Class B	7,759	174,112
U.S. Xpress Enterprises, Inc. (a)(b)	5,641	49,246
Uber Technologies, Inc. (a)	359,699	15,632,519
Union Pacific Corp.	163,738	35,819,325
Werner Enterprises, Inc.	14,422	659,230
Yellow Corp. (a)	9,861	51,277
		114,242,572
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	26,236	1,111,357
Applied Industrial Technologies, Inc.	9,124	818,423
Beacon Roofing Supply, Inc. (a)	13,297	711,124
BlueLinx Corp. (a)	2,071	88,970
Boise Cascade Co.	8,985	459,583
CAI International, Inc.	3,961	221,063
DXP Enterprises, Inc. (a)	3,500	114,275
Fastenal Co.	139,771	7,655,258
GATX Corp. (b)	8,530	786,893
Global Industrial Co.	4,086	161,479
GMS, Inc. (a)	10,883	534,682
H&E Equipment Services, Inc.	8,754	297,899
Herc Holdings, Inc. (a)	6,095	756,024
McGrath RentCorp.	6,073	476,245
MRC Global, Inc. (a)	12,790	117,284
MSC Industrial Direct Co., Inc. Class A	11,729	1,045,875
NOW, Inc. (a)	28,567	281,956
Rush Enterprises, Inc. Class A	10,601	498,141
SiteOne Landscape Supply, Inc. (a)	10,877	1,901,082
Textainer Group Holdings Ltd. (a)	10,514	339,392
Titan Machinery, Inc. (a)	4,747	135,432
Triton International Ltd.	16,549	873,622
United Rentals, Inc. (a)	17,751	5,849,842
Univar, Inc. (a)	40,004	981,698
Veritiv Corp. (a)	2,688	164,721
W.W. Grainger, Inc.	10,731	4,770,788
Watsco, Inc.	7,987	2,255,848
WESCO International, Inc. (a)	10,648	1,133,480
		34,542,436
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (a)	19,888	785,576

TOTAL INDUSTRIALS		1,014,617,779

INFORMATION TECHNOLOGY - 26.9%
Communications Equipment - 0.8%
ADTRAN, Inc.	10,927	244,874
Applied Optoelectronics, Inc. (a)(b)	4,366	33,749
Arista Networks, Inc. (a)	13,366	5,084,293
CalAmp Corp. (a)	8,247	100,036
Calix, Inc. (a)	13,242	619,461
Casa Systems, Inc. (a)	6,632	49,806
Ciena Corp. (a)	37,850	2,200,599
Cisco Systems, Inc.	1,032,548	57,172,183
Clearfield, Inc. (a)	2,420	105,318
CommScope Holding Co., Inc. (a)	50,099	1,060,095
Comtech Telecommunications Corp. (b)	6,797	169,721
Digi International, Inc. (a)	8,521	176,214
EchoStar Holding Corp. Class A (a)	12,367	275,784
Extreme Networks, Inc. (a)	29,816	328,274
F5 Networks, Inc. (a)	14,938	3,084,846
Harmonic, Inc. (a)	29,651	262,411
Infinera Corp. (a)(b)	50,686	502,298
Inseego Corp. (a)(b)	13,454	116,915
Juniper Networks, Inc.	80,553	2,266,761
Lumentum Holdings, Inc. (a)	18,285	1,535,757
Motorola Solutions, Inc.	41,092	9,201,321
NETGEAR, Inc. (a)(b)	7,910	270,918
NetScout Systems, Inc. (a)	17,951	516,271
Plantronics, Inc. (a)(b)	8,806	274,659
Resonant, Inc. (a)(b)	7,916	24,144
Ribbon Communications, Inc. (a)	28,375	196,071
ViaSat, Inc. (a)(b)	16,666	827,300
Viavi Solutions, Inc. (a)	60,752	1,013,951
		87,714,030
Electronic Equipment & Components - 0.8%
Advanced Energy Industries, Inc.	9,261	960,829
Airgain, Inc. (a)(b)	2,184	39,858
Akoustis Technologies, Inc. (a)	10,519	101,824
Amphenol Corp. Class A	145,854	10,572,956
Arlo Technologies, Inc. (a)	19,981	122,084
Arrow Electronics, Inc. (a)	17,974	2,131,177
Avnet, Inc.	23,777	982,466
Badger Meter, Inc.	7,289	736,408
Belden, Inc.	10,983	538,167
Benchmark Electronics, Inc.	8,085	213,444
CDW Corp.	34,424	6,311,640
Cognex Corp.	42,881	3,876,871
Coherent, Inc. (a)	6,056	1,489,413
Corning, Inc.	188,276	7,881,233
CTS Corp.	7,904	276,561
ePlus, Inc. (a)	3,249	300,403
Fabrinet (a)(b)	9,137	863,629
FARO Technologies, Inc. (a)	4,054	295,496
II-VI, Inc. (a)	25,564	1,784,623
Insight Enterprises, Inc. (a)(b)	8,824	885,753
Intellicheck, Inc. (a)	2,646	23,814
IPG Photonics Corp. (a)	8,785	1,916,536
Itron, Inc. (a)(b)	10,688	1,054,051
Jabil, Inc.	33,414	1,989,470
Keysight Technologies, Inc. (a)	45,341	7,460,862
Kimball Electronics, Inc. (a)	5,774	117,732
Knowles Corp. (a)(b)	25,783	516,691
Littelfuse, Inc.	6,172	1,641,690
Luna Innovations, Inc. (a)	7,230	89,146
Methode Electronics, Inc. Class A	8,896	425,496
MicroVision, Inc. (a)(b)	34,801	479,210
Napco Security Technolgies, Inc. (a)	2,609	92,228
National Instruments Corp.	32,004	1,411,696
nLIGHT, Inc. (a)(b)	8,515	295,385
Novanta, Inc. (a)	8,630	1,211,738
OSI Systems, Inc. (a)	4,297	429,915
Par Technology Corp. (a)(b)	4,966	303,174
PC Connection, Inc.	3,190	151,716
Plexus Corp. (a)	7,199	650,214
Rogers Corp. (a)	4,451	848,361
Sanmina Corp. (a)	14,978	575,455
ScanSource, Inc. (a)	5,599	154,476
SYNNEX Corp.	9,991	1,194,324
TE Connectivity Ltd.	80,957	11,938,729
Trimble, Inc. (a)	61,593	5,266,202
TTM Technologies, Inc. (a)(b)	31,386	439,090
Vishay Intertechnology, Inc. (b)	30,900	683,817
Vishay Precision Group, Inc. (a)	3,213	116,728
Vontier Corp.	40,563	1,312,213
Wrap Technologies, Inc. (a)(b)	4,906	33,950
Zebra Technologies Corp. Class A (a)	13,099	7,236,936
		90,425,880
IT Services - 5.1%
Accenture PLC Class A	154,886	49,204,184
Affirm Holdings, Inc. (b)	7,750	436,480
Akamai Technologies, Inc. (a)	39,751	4,766,940
Alliance Data Systems Corp.	12,020	1,120,865
Amdocs Ltd.	31,845	2,455,568
Automatic Data Processing, Inc.	104,471	21,900,256
BigCommerce Holdings, Inc. (a)	2,781	180,098
BM Technologies, Inc.	997	10,000
Brightcove, Inc. (a)	10,680	122,500
Broadridge Financial Solutions, Inc.	28,231	4,897,796
Cass Information Systems, Inc.	2,737	120,674
Cognizant Technology Solutions Corp. Class A	129,674	9,534,929
Concentrix Corp. (a)	10,014	1,639,592
Conduent, Inc. (a)	38,168	256,107
CSG Systems International, Inc.	8,534	387,102
DXC Technology Co. (a)	61,848	2,472,683
EPAM Systems, Inc. (a)	13,732	7,687,174
Euronet Worldwide, Inc. (a)	12,815	1,830,238
EVERTEC, Inc.	14,220	621,414
EVO Payments, Inc. Class A (a)	11,479	335,187
ExlService Holdings, Inc. (a)	8,144	922,064
Fastly, Inc. Class A (a)(b)	20,933	1,006,249
Fidelity National Information Services, Inc.	151,975	22,651,874
Fiserv, Inc. (a)	145,696	16,771,067
FleetCor Technologies, Inc. (a)	20,526	5,300,224
Gartner, Inc. (a)	21,677	5,738,552
Genpact Ltd.	42,292	2,106,565
Global Payments, Inc.	72,247	13,973,292
GoDaddy, Inc. (a)	41,167	3,451,853
GreenSky, Inc. Class A (a)	13,860	91,060
Grid Dynamics Holdings, Inc. (a)	6,214	130,805
Hackett Group, Inc.	6,273	112,412
i3 Verticals, Inc. Class A (a)(b)	5,749	183,508
IBM Corp.	218,397	30,785,241
International Money Express, Inc. (a)	5,781	93,594
Jack Henry & Associates, Inc.	18,598	3,237,726
Limelight Networks, Inc. (a)(b)	32,118	90,252
Liveramp Holdings, Inc. (a)	16,510	660,565
MasterCard, Inc. Class A	214,481	82,776,797
Maximus, Inc.	15,615	1,389,735
MoneyGram International, Inc. (a)	15,510	160,373
MongoDB, Inc. Class A (a)	12,730	4,569,052
Okta, Inc. (a)	29,999	7,433,452
Paychex, Inc.	78,275	8,909,261
PayPal Holdings, Inc. (a)	286,519	78,944,580
Paysign, Inc. (a)	4,632	12,321
Perficient, Inc. (a)(b)	8,071	761,015
Rackspace Technology, Inc. (a)(b)	8,085	143,509
Repay Holdings Corp. (a)(b)	19,070	475,034
Sabre Corp. (a)(b)	78,094	920,728
Sezzle, Inc. unit (a)	19,989	105,763
Shift4 Payments, Inc. (a)	8,579	765,161
Snowflake Computing, Inc.	14,557	3,868,086
SolarWinds, Inc. (a)(b)	16,899	189,945
Square, Inc. (a)	95,465	23,604,676
Switch, Inc. Class A	21,752	449,396
Sykes Enterprises, Inc. (a)	9,646	517,604
The Western Union Co.	101,215	2,349,200
Ttec Holdings, Inc.	4,516	471,922
Tucows, Inc. (a)(b)	2,115	164,462
Twilio, Inc. Class A (a)	39,209	14,648,090
Unisys Corp. (a)	14,167	316,632
VeriSign, Inc. (a)	24,255	5,248,054
Verra Mobility Corp. (a)	34,559	529,098
Visa, Inc. Class A	414,725	102,184,093
WEX, Inc. (a)	10,842	2,057,053
		561,251,782
Semiconductors & Semiconductor Equipment - 5.1%
ACM Research, Inc. (a)(b)	2,338	217,107
Advanced Micro Devices, Inc. (a)	296,533	31,488,839
Allegro MicroSystems LLC (a)	10,947	300,057
Alpha & Omega Semiconductor Ltd. (a)	4,385	113,966
Ambarella, Inc. (a)	8,351	822,490
Amkor Technology, Inc.	26,689	657,617
Analog Devices, Inc.	90,248	15,109,320
Applied Materials, Inc.	224,650	31,435,275
Atomera, Inc. (a)(b)	4,668	82,390
Axcelis Technologies, Inc. (a)(b)	7,591	292,633
AXT, Inc. (a)	8,398	85,660
Broadcom, Inc.	99,817	48,451,172
Brooks Automation, Inc.	18,136	1,614,285
CEVA, Inc. (a)	5,792	287,515
Cirrus Logic, Inc. (a)	13,817	1,141,146
CMC Materials, Inc.	7,227	1,045,313
Cohu, Inc. (a)	11,974	423,999
Cree, Inc. (a)	28,188	2,614,719
CyberOptics Corp. (a)	1,782	83,487
Diodes, Inc. (a)	10,321	846,322
DSP Group, Inc. (a)	4,142	66,479
Enphase Energy, Inc. (a)	31,465	5,965,764
Entegris, Inc.	33,032	3,984,980
First Solar, Inc. (a)	20,878	1,796,343
FormFactor, Inc. (a)	18,459	687,782
Ichor Holdings Ltd. (a)	6,602	340,465
Impinj, Inc. (a)	5,754	264,684
Intel Corp.	993,749	53,384,196
KLA Corp.	37,779	13,153,137
Kopin Corp. (a)	15,917	107,281
Kulicke & Soffa Industries, Inc.	15,531	844,265
Lam Research Corp.	34,995	22,306,163
Lattice Semiconductor Corp. (a)	33,053	1,875,758
MACOM Technology Solutions Holdings, Inc. (a)	11,372	701,880
Marvell Technology, Inc.	194,757	11,784,746
Maxim Integrated Products, Inc.	65,724	6,566,485
MaxLinear, Inc. Class A (a)	17,289	833,848
Microchip Technology, Inc.	65,799	9,417,153
Micron Technology, Inc.	273,862	21,246,214
MKS Instruments, Inc.	13,457	2,105,213
Monolithic Power Systems, Inc.	10,513	4,723,070
NeoPhotonics Corp. (a)	13,328	129,282
NVE Corp.	999	74,995
NVIDIA Corp.	606,653	118,291,268
NXP Semiconductors NV	67,742	13,981,271
ON Semiconductor Corp. (a)	100,140	3,911,468
Onto Innovation, Inc. (a)	12,203	855,186
PDF Solutions, Inc. (a)	7,788	145,713
Photronics, Inc. (a)	13,865	185,375
Pixelworks, Inc. (a)	8,123	24,450
Power Integrations, Inc.	14,824	1,437,780
Qorvo, Inc. (a)	27,605	5,233,632
Qualcomm, Inc.	277,829	41,618,784
Rambus, Inc. (a)(b)	27,720	655,855
Semtech Corp. (a)	15,657	969,325
Silicon Laboratories, Inc. (a)	10,687	1,592,256
SiTime Corp. (a)	3,099	420,348
Skyworks Solutions, Inc.	40,343	7,443,687
SMART Global Holdings, Inc. (a)(b)	4,450	208,438
SolarEdge Technologies, Inc. (a)	12,708	3,297,472
SunPower Corp. (a)(b)	19,346	479,200
Synaptics, Inc. (a)	8,697	1,321,248
Teradyne, Inc.	40,806	5,182,362
Texas Instruments, Inc.	225,053	42,899,603
Ultra Clean Holdings, Inc. (a)	10,852	586,117
Universal Display Corp.	10,513	2,465,193
Veeco Instruments, Inc. (a)	11,777	273,226
Xilinx, Inc.	60,069	9,000,739
		561,953,491
Software - 9.6%
8x8, Inc. (a)	26,091	666,886
A10 Networks, Inc. (a)	13,064	166,827
ACI Worldwide, Inc. (a)	29,039	996,038
Adobe, Inc. (a)	117,095	72,789,765
Agilysys, Inc. (a)	5,056	280,911
Alarm.com Holdings, Inc. (a)	10,809	899,525
Altair Engineering, Inc. Class A (a)	11,119	775,661
Alteryx, Inc. Class A (a)	14,361	1,111,541
American Software, Inc. Class A	8,470	186,340
Anaplan, Inc. (a)	34,893	1,995,880
ANSYS, Inc. (a)	21,221	7,819,090
AppFolio, Inc. (a)(b)	4,158	588,773
Appian Corp. Class A (a)(b)	9,391	1,093,394
Asana, Inc. (a)(b)	4,260	302,716
Aspen Technology, Inc. (a)	16,652	2,435,522
Autodesk, Inc. (a)	53,655	17,230,230
Avalara, Inc. (a)	20,644	3,451,057
Avaya Holdings Corp. (a)	18,578	449,959
Benefitfocus, Inc. (a)	8,004	105,333
Bill.Com Holdings, Inc. (a)	14,996	3,101,473
Black Knight, Inc. (a)	38,898	3,221,143
Blackbaud, Inc. (a)	11,808	842,265
BlackLine, Inc. (a)(b)	12,856	1,470,598
Bottomline Technologies, Inc. (a)	9,843	397,263
Box, Inc. Class A (a)	34,534	826,053
Cadence Design Systems, Inc. (a)	68,070	10,050,536
CDK Global, Inc.	30,780	1,477,132
Cerence, Inc. (a)(b)	9,437	1,014,572
Ceridian HCM Holding, Inc. (a)	32,094	3,158,050
ChannelAdvisor Corp. (a)	6,789	158,116
Citrix Systems, Inc.	30,146	3,037,210
Cloudera, Inc. (a)	54,717	868,359
Cloudflare, Inc. (a)	45,548	5,403,359
CommVault Systems, Inc. (a)	11,655	881,001
Cornerstone OnDemand, Inc. (a)	15,359	736,310
Coupa Software, Inc. (a)(b)	17,536	3,805,312
Crowdstrike Holdings, Inc. (a)	45,963	11,656,676
Datadog, Inc. Class A (a)	49,992	5,534,114
Digimarc Corp. (a)(b)	3,439	98,699
Digital Turbine, Inc. (a)	18,086	1,138,514
DocuSign, Inc. (a)	45,643	13,603,440
Dolby Laboratories, Inc. Class A	16,240	1,576,904
Domo, Inc. Class B (a)	6,569	580,240
Dropbox, Inc. Class A (a)	73,965	2,329,158
Duck Creek Technologies, Inc. (a)	8,768	385,178
Dynatrace, Inc. (a)	44,988	2,873,384
Ebix, Inc.	5,721	172,889
eGain Communications Corp. (a)	3,833	44,731
Elastic NV (a)	15,190	2,249,031
Envestnet, Inc. (a)	13,140	988,522
Everbridge, Inc. (a)(b)	8,994	1,270,133
Fair Isaac Corp. (a)	7,226	3,785,774
FireEye, Inc. (a)	59,604	1,204,001
Five9, Inc. (a)	16,455	3,312,227
Fortinet, Inc. (a)	33,067	9,002,160
Guidewire Software, Inc. (a)	20,850	2,401,920
HubSpot, Inc. (a)	10,655	6,350,593
Intelligent Systems Corp. (a)	1,650	55,754
InterDigital, Inc.	7,565	498,458
Intuit, Inc.	66,768	35,385,037
j2 Global, Inc. (a)(b)	10,820	1,528,541
Jamf Holding Corp. (a)(b)	9,647	316,518
LivePerson, Inc. (a)	15,424	982,355
Manhattan Associates, Inc. (a)	15,535	2,479,852
McAfee Corp.	8,200	221,974
Medallia, Inc. (a)	19,703	667,341
Microsoft Corp.	1,844,046	525,387,146
MicroStrategy, Inc. Class A (a)(b)	1,830	1,145,598
Mimecast Ltd. (a)	14,698	816,474
Mitek Systems, Inc. (a)	12,054	266,514
Model N, Inc. (a)(b)	8,000	258,960
Momentive Global, Inc. (a)	30,337	637,077
N-able, Inc. (a)(b)	8,449	116,596
nCino, Inc. (a)	3,933	250,021
New Relic, Inc. (a)	13,028	899,974
NortonLifeLock, Inc.	142,251	3,530,670
Nuance Communications, Inc. (a)	70,582	3,874,952
Nutanix, Inc. Class A (a)	48,096	1,732,418
Onespan, Inc. (a)	7,327	180,757
Oracle Corp.	453,317	39,502,043
Pagerduty, Inc. (a)(b)	14,327	581,533
Palantir Technologies, Inc. (a)	106,353	2,308,924
Palo Alto Networks, Inc. (a)	23,866	9,523,727
Paycom Software, Inc. (a)	11,900	4,760,000
Paylocity Holding Corp. (a)	9,318	1,933,112
Pegasystems, Inc.	9,929	1,267,338
Ping Identity Holding Corp. (a)	9,545	210,658
Progress Software Corp.	12,051	549,405
Proofpoint, Inc. (a)	14,196	2,479,473
PROS Holdings, Inc. (a)(b)	9,954	432,203
PTC, Inc. (a)	25,793	3,493,662
Q2 Holdings, Inc. (a)	13,214	1,365,138
QAD, Inc. Class A	3,122	270,834
Qualtrics International, Inc.	13,821	576,750
Qualys, Inc. (a)	8,171	829,847
Rapid7, Inc. (a)	13,322	1,515,378
RingCentral, Inc. (a)	19,580	5,233,147
SailPoint Technologies Holding, Inc. (a)(b)	22,129	1,106,229
Salesforce.com, Inc. (a)	233,929	56,594,443
SecureWorks Corp. (a)	3,430	68,806
ServiceNow, Inc. (a)	47,924	28,174,040
ShotSpotter, Inc. (a)(b)	1,573	71,886
Smartsheet, Inc. (a)	28,086	2,037,639
Smith Micro Software, Inc. (a)	9,703	54,919
Splunk, Inc. (a)	39,669	5,632,205
Sprout Social, Inc. (a)	7,176	637,516
SPS Commerce, Inc. (a)	9,196	1,001,904
SS&C Technologies Holdings, Inc.	55,269	4,332,537
Synchronoss Technologies, Inc. (a)(b)	6,287	17,855
Synopsys, Inc. (a)	37,298	10,741,451
Tenable Holdings, Inc. (a)	17,232	737,530
Teradata Corp. (a)	26,202	1,301,191
The Trade Desk, Inc. (a)	104,359	8,548,046
Tyler Technologies, Inc. (a)	9,944	4,898,812
Upland Software, Inc. (a)	7,309	263,124
Varonis Systems, Inc. (a)	25,772	1,577,246
Verint Systems, Inc. (a)	16,877	720,142
Veritone, Inc. (a)(b)	5,331	110,245
Vertex, Inc. Class A (a)(b)	5,259	99,395
VirnetX Holding Corp. (a)(b)	13,724	56,268
VMware, Inc. Class A (a)(b)	19,728	3,032,983
Vobile Group Ltd. (a)	200,000	180,154
Vonage Holdings Corp. (a)	59,004	841,397
Workday, Inc. Class A (a)	44,957	10,537,921
Workiva, Inc. (a)(b)	10,310	1,337,929
Xperi Holding Corp.	26,308	546,417
Yext, Inc. (a)	24,742	322,388
Zendesk, Inc. (a)	29,053	3,792,288
Zix Corp. (a)(b)	12,365	91,625
Zoom Video Communications, Inc. Class A (a)	50,094	18,940,541
Zscaler, Inc. (a)	18,376	4,335,082
Zuora, Inc. (a)(b)	24,527	424,072
		1,055,584,873
Technology Hardware, Storage & Peripherals - 5.5%
3D Systems Corp. (a)	29,931	824,300
Apple, Inc.	3,859,744	562,982,264
Avid Technology, Inc. (a)	10,090	377,265
Corsair Gaming, Inc. (b)	4,855	141,717
Dell Technologies, Inc. (a)	57,903	5,594,588
Diebold Nixdorf, Inc. (a)(b)	19,642	204,473
Eastman Kodak Co. (a)(b)	12,488	92,161
Hewlett Packard Enterprise Co.	314,888	4,565,876
HP, Inc.	307,417	8,875,129
Immersion Corp. (a)(b)	3,990	30,164
NCR Corp. (a)	32,157	1,427,771
NetApp, Inc.	54,140	4,309,003
Pure Storage, Inc. Class A (a)	60,598	1,182,873
Razer, Inc. (a)(d)	1,077,000	260,548
Seagate Technology Holdings PLC	49,377	4,340,238
Super Micro Computer, Inc. (a)	10,699	406,990
Turtle Beach Corp. (a)(b)	4,485	138,587
Western Digital Corp. (a)	75,210	4,883,385
Xerox Holdings Corp.	40,063	966,720
		601,604,052

TOTAL INFORMATION TECHNOLOGY		2,958,534,108

MATERIALS - 2.8%
Chemicals - 1.8%
AdvanSix, Inc. (a)	6,438	215,351
Air Products & Chemicals, Inc.	54,107	15,746,760
Albemarle Corp. U.S.	28,498	5,871,728
American Vanguard Corp.	5,948	98,201
Amyris, Inc. (a)(b)	41,769	608,992
Ashland Global Holdings, Inc.	13,122	1,116,289
Avient Corp.	21,513	1,043,811
Axalta Coating Systems Ltd. (a)	51,021	1,535,732
Balchem Corp.	7,909	1,066,845
Cabot Corp.	15,572	857,394
Celanese Corp. Class A	28,202	4,393,026
CF Industries Holdings, Inc.	51,678	2,441,786
Chase Corp.	2,015	234,808
Corteva, Inc.	181,839	7,779,072
Dow, Inc.	181,907	11,307,339
DuPont de Nemours, Inc.	131,280	9,852,564
Eastman Chemical Co.	32,908	3,709,390
Ecolab, Inc.	60,736	13,412,331
Element Solutions, Inc.	53,821	1,258,873
Ferro Corp. (a)	20,050	417,040
FMC Corp.	31,485	3,367,321
FutureFuel Corp.	5,729	48,697
GCP Applied Technologies, Inc. (a)	12,225	284,231
H.B. Fuller Co.	13,157	850,205
Hawkins, Inc.	4,798	174,215
Huntsman Corp.	47,186	1,246,182
Ingevity Corp. (a)	9,916	842,265
Innospec, Inc.	6,615	585,097
International Flavors & Fragrances, Inc.	60,839	9,164,787
Intrepid Potash, Inc. (a)	2,219	67,236
Koppers Holdings, Inc. (a)	4,957	152,229
Kraton Performance Polymers, Inc. (a)	8,107	309,606
Kronos Worldwide, Inc.	6,969	96,939
Linde PLC	127,923	39,322,251
Livent Corp. (a)(b)	40,724	794,525
Loop Industries, Inc. (a)(b)	4,156	43,555
LyondellBasell Industries NV Class A	63,421	6,299,608
Minerals Technologies, Inc.	8,092	649,140
NewMarket Corp.	1,784	563,583
Olin Corp.	34,374	1,616,609
Orion Engineered Carbons SA (a)	15,448	279,300
PPG Industries, Inc.	57,984	9,481,544
PQ Group Holdings, Inc.	14,597	227,129
Quaker Chemical Corp. (b)	3,282	826,211
Rayonier Advanced Materials, Inc. (a)	14,854	103,532
RPM International, Inc.	31,515	2,728,884
Sensient Technologies Corp.	10,456	911,554
Sherwin-Williams Co.	59,017	17,175,718
Stepan Co.	5,018	591,873
The Chemours Co. LLC	39,927	1,327,573
The Mosaic Co.	85,554	2,671,851
The Scotts Miracle-Gro Co. Class A	9,997	1,769,069
Tredegar Corp.	6,860	89,660
Trinseo SA	8,969	487,555
Tronox Holdings PLC	26,349	485,612
Valvoline, Inc.	43,771	1,342,894
W.R. Grace & Co.	16,457	1,145,407
Westlake Chemical Corp.	8,921	739,729
		191,830,708
Construction Materials - 0.1%
Eagle Materials, Inc.	10,338	1,460,966
Forterra, Inc. (a)	5,150	121,489
Martin Marietta Materials, Inc.	15,299	5,558,127
Summit Materials, Inc. (a)(b)	28,280	950,208
U.S. Concrete, Inc. (a)	3,894	283,522
Vulcan Materials Co.	32,217	5,798,738
		14,173,050
Containers & Packaging - 0.4%
Amcor PLC	381,714	4,412,614
Aptargroup, Inc.	15,983	2,060,528
Avery Dennison Corp.	20,324	4,281,860
Ball Corp.	80,173	6,484,392
Berry Global Group, Inc. (a)	32,414	2,083,896
Crown Holdings, Inc.	33,343	3,326,298
Graphic Packaging Holding Co.	67,407	1,292,192
Greif, Inc. Class A	6,167	373,844
International Paper Co.	96,064	5,548,657
Myers Industries, Inc.	8,909	188,693
O-I Glass, Inc. (a)	39,442	583,347
Packaging Corp. of America	23,146	3,275,159
Pactiv Evergreen, Inc.	11,892	172,077
Ranpak Holdings Corp. (A Shares) (a)	8,331	213,440
Sealed Air Corp.	37,436	2,124,493
Silgan Holdings, Inc.	18,816	762,424
Sonoco Products Co.	24,440	1,559,028
WestRock Co.	65,036	3,200,422
		41,943,364
Metals & Mining - 0.5%
Alcoa Corp. (a)	45,800	1,838,870
Allegheny Technologies, Inc. (a)(b)	31,480	646,284
Arconic Corp. (a)	23,838	856,738
Carpenter Technology Corp.	12,512	477,333
Century Aluminum Co. (a)	11,108	161,732
Cleveland-Cliffs, Inc. (a)(b)	111,471	2,786,775
Coeur d'Alene Mines Corp. (a)(b)	58,336	439,853
Commercial Metals Co.	30,050	985,640
Compass Minerals International, Inc.	8,419	577,207
Coronado Global Resources, Inc. unit (a)(d)	199,998	145,301
Freeport-McMoRan, Inc.	357,347	13,614,921
Gatos Silver, Inc.	5,164	70,437
Gold Resource Corp.	13,060	27,557
Haynes International, Inc.	2,872	108,361
Hecla Mining Co.	129,080	863,545
Kaiser Aluminum Corp.	3,679	447,661
Materion Corp.	4,774	340,673
McEwen Mining, Inc. (a)(b)	55,461	66,553
Newmont Corp.	195,405	12,275,342
Nucor Corp.	73,299	7,624,562
Reliance Steel & Aluminum Co.	15,328	2,408,795
Royal Gold, Inc.	16,091	1,955,378
Ryerson Holding Corp.	4,736	74,497
Schnitzer Steel Industries, Inc. Class A	6,331	331,871
Steel Dynamics, Inc.	49,006	3,158,437
SunCoke Energy, Inc.	17,888	138,274
TimkenSteel Corp. (a)	8,927	118,997
United States Steel Corp.	64,638	1,711,614
Warrior Metropolitan Coal, Inc.	11,427	213,342
Worthington Industries, Inc.	8,606	550,526
		55,017,076
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	3,921	115,630
Domtar Corp. (a)	13,183	723,879
Glatfelter Corp. (b)	10,212	155,529
Louisiana-Pacific Corp.	25,776	1,429,021
Mercer International, Inc. (SBI)	8,843	102,844
Neenah, Inc.	3,842	193,137
Resolute Forest Products (b)	19,654	234,669
Schweitzer-Mauduit International, Inc.	7,424	291,986
Verso Corp.	7,373	140,234
		3,386,929

TOTAL MATERIALS		306,351,127

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Acadia Realty Trust (SBI)	20,047	429,006
Agree Realty Corp.	17,051	1,281,383
Alexander & Baldwin, Inc.	16,769	335,715
Alexanders, Inc.	466	129,939
Alexandria Real Estate Equities, Inc.	31,166	6,274,962
American Assets Trust, Inc.	11,379	420,226
American Campus Communities, Inc.	34,230	1,722,111
American Finance Trust, Inc.	25,645	217,213
American Homes 4 Rent Class A	65,021	2,730,882
American Tower Corp.	110,917	31,367,328
Americold Realty Trust	62,373	2,423,191
Apartment Income (REIT) Corp.	35,897	1,889,618
Apartment Investment & Management Co. Class A	43,473	302,572
Apple Hospitality (REIT), Inc.	52,798	789,330
Armada Hoffler Properties, Inc.	13,096	170,248
AvalonBay Communities, Inc.	34,081	7,764,674
Bluerock Residential Growth (REIT), Inc.	5,687	72,623
Boston Properties, Inc.	34,675	4,070,152
Brandywine Realty Trust (SBI)	49,167	686,371
Brixmor Property Group, Inc.	76,799	1,767,913
Broadstone Net Lease, Inc. (b)	12,048	313,489
Camden Property Trust (SBI)	23,659	3,534,418
CareTrust (REIT), Inc.	22,160	534,499
CatchMark Timber Trust, Inc.	10,705	125,141
Centerspace	2,890	260,100
Chatham Lodging Trust (a)	10,453	128,363
City Office REIT, Inc.	9,520	122,522
Columbia Property Trust, Inc.	27,806	463,526
Community Healthcare Trust, Inc.	5,104	254,332
CorEnergy Infrastructure Trust, Inc.	2,534	13,836
CoreSite Realty Corp.	10,447	1,443,880
Corporate Office Properties Trust (SBI)	28,324	833,859
Cousins Properties, Inc.	37,622	1,494,346
Crown Castle International Corp.	105,516	20,374,084
CTO Realty Growth, Inc.	1,691	95,017
CubeSmart	47,997	2,383,531
CyrusOne, Inc.	29,662	2,114,011
DiamondRock Hospitality Co. (a)	53,872	463,838
Digital Realty Trust, Inc.	68,834	10,611,449
Digitalbridge Group, Inc. (a)	116,517	810,958
Diversified Healthcare Trust (SBI)	60,579	236,258
Douglas Emmett, Inc.	40,733	1,360,482
Duke Realty Corp.	91,337	4,647,227
Easterly Government Properties, Inc.	20,254	459,766
EastGroup Properties, Inc.	9,774	1,722,374
Empire State Realty Trust, Inc.	36,661	419,035
EPR Properties	18,288	919,886
Equinix, Inc.	21,851	17,926,779
Equity Commonwealth	31,952	840,018
Equity Lifestyle Properties, Inc.	41,014	3,436,973
Equity Residential (SBI)	83,796	7,049,757
Essential Properties Realty Trust, Inc.	27,476	818,785
Essex Property Trust, Inc.	15,907	5,219,087
Extra Space Storage, Inc.	32,093	5,588,675
Farmland Partners, Inc.	6,178	77,843
Federal Realty Investment Trust (SBI)	17,209	2,022,574
First Industrial Realty Trust, Inc.	31,607	1,731,431
Four Corners Property Trust, Inc.	18,082	519,134
Franklin Street Properties Corp.	22,117	115,451
Gaming & Leisure Properties	52,963	2,507,268
Getty Realty Corp.	8,929	282,067
Gladstone Commercial Corp.	8,480	196,566
Gladstone Land Corp.	5,257	122,593
Global Medical REIT, Inc.	12,691	197,472
Global Net Lease, Inc.	24,115	445,404
Healthcare Realty Trust, Inc.	34,707	1,106,459
Healthcare Trust of America, Inc.	53,526	1,530,308
Healthpeak Properties, Inc.	132,256	4,889,504
Hersha Hospitality Trust (a)	8,269	77,811
Highwoods Properties, Inc. (SBI)	25,000	1,192,250
Host Hotels & Resorts, Inc. (a)	172,177	2,742,780
Hudson Pacific Properties, Inc.	37,729	1,028,493
Independence Realty Trust, Inc.	25,398	489,673
Industrial Logistics Properties Trust	14,524	393,600
Invitation Homes, Inc.	138,751	5,644,391
Iron Mountain, Inc.	69,998	3,063,112
iStar Financial, Inc. (b)	19,479	471,976
JBG SMITH Properties	31,173	1,017,175
Kilroy Realty Corp.	25,586	1,772,342
Kimco Realty Corp.	106,377	2,269,021
Kite Realty Group Trust	19,420	391,507
Lamar Advertising Co. Class A	21,424	2,283,798
Lexington Corporate Properties Trust	69,926	919,527
Life Storage, Inc.	18,447	2,164,940
LTC Properties, Inc.	9,785	370,362
Mack-Cali Realty Corp.	19,763	355,734
Medical Properties Trust, Inc.	141,808	2,982,222
Mid-America Apartment Communities, Inc.	27,854	5,378,607
Monmouth Real Estate Investment Corp. Class A	23,385	445,250
National Health Investors, Inc.	11,150	760,765
National Retail Properties, Inc.	43,048	2,103,756
National Storage Affiliates Trust	17,595	953,121
NETSTREIT Corp.	6,873	178,354
New Senior Investment Group, Inc.	17,958	165,573
NexPoint Residential Trust, Inc.	5,999	353,641
Office Properties Income Trust	11,863	343,790
Omega Healthcare Investors, Inc.	55,847	2,026,129
One Liberty Properties, Inc.	3,805	116,395
Outfront Media, Inc. (a)	34,773	830,727
Paramount Group, Inc.	43,757	427,068
Park Hotels & Resorts, Inc. (a)	57,941	1,071,909
Pebblebrook Hotel Trust	31,718	713,338
Physicians Realty Trust	53,037	1,005,051
Piedmont Office Realty Trust, Inc. Class A	29,115	553,767
Plymouth Industrial REIT, Inc.	6,437	148,566
Potlatch Corp.	16,747	869,839
Preferred Apartment Communities, Inc. Class A	11,663	122,928
Prologis (REIT), Inc.	181,026	23,178,569
PS Business Parks, Inc.	4,703	722,710
Public Storage	37,038	11,573,634
QTS Realty Trust, Inc. Class A	16,119	1,252,607
Rayonier, Inc.	33,746	1,272,562
Realty Income Corp.	91,939	6,462,392
Regency Centers Corp.	39,188	2,563,287
Retail Opportunity Investments Corp.	26,917	475,623
Retail Properties America, Inc.	51,957	655,178
Retail Value, Inc.	3,848	94,045
Rexford Industrial Realty, Inc.	32,568	2,003,583
RLJ Lodging Trust	42,782	613,922
RPT Realty	18,827	239,856
Ryman Hospitality Properties, Inc. (a)	13,560	1,040,052
Sabra Health Care REIT, Inc.	52,695	979,600
Safehold, Inc.	3,776	341,048
Saul Centers, Inc.	3,025	137,940
SBA Communications Corp. Class A	26,608	9,073,062
Seritage Growth Properties (a)	8,307	131,832
Service Properties Trust	41,677	463,865
Simon Property Group, Inc.	80,576	10,194,476
SITE Centers Corp.	43,357	687,642
SL Green Realty Corp.	16,504	1,228,888
Spirit Realty Capital, Inc.	29,832	1,498,163
Stag Industrial, Inc.	39,067	1,614,248
Store Capital Corp.	60,321	2,183,017
Summit Hotel Properties, Inc. (a)	28,466	256,479
Sun Communities, Inc.	27,379	5,369,296
Sunstone Hotel Investors, Inc. (a)	54,506	628,999
Tanger Factory Outlet Centers, Inc.	23,019	395,236
Terreno Realty Corp.	16,273	1,112,422
The GEO Group, Inc. (b)	30,588	211,669
The Macerich Co.	27,448	447,402
UDR, Inc.	72,122	3,965,989
UMH Properties, Inc.	10,699	249,073
Uniti Group, Inc.	58,938	690,164
Universal Health Realty Income Trust (SBI)	2,962	176,980
Urban Edge Properties	25,424	483,056
Urstadt Biddle Properties, Inc. Class A	6,692	127,616
Ventas, Inc.	91,547	5,472,680
VEREIT, Inc.	55,847	2,734,828
VICI Properties, Inc. (b)	132,668	4,137,915
Vornado Realty Trust	38,057	1,655,480
Washington REIT (SBI)	21,624	525,247
Weingarten Realty Investors (SBI)	30,800	991,452
Welltower, Inc.	102,375	8,892,293
Weyerhaeuser Co.	182,935	6,170,398
Whitestone REIT Class B	11,307	100,067
WP Carey, Inc.	42,850	3,457,567
Xenia Hotels & Resorts, Inc. (a)	28,681	507,080
		355,250,309
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	82,247	7,933,546
Cushman & Wakefield PLC (a)	27,188	507,600
eXp World Holdings, Inc. (b)	13,621	489,266
Forestar Group, Inc. (a)	3,560	72,873
Howard Hughes Corp. (a)	10,654	987,732
Jones Lang LaSalle, Inc. (a)	12,471	2,775,670
Kennedy-Wilson Holdings, Inc.	30,588	617,572
Marcus & Millichap, Inc. (a)	6,561	261,062
Newmark Group, Inc.	39,500	508,760
RE/MAX Holdings, Inc.	4,003	137,303
Realogy Holdings Corp. (a)	28,071	497,418
Redfin Corp. (a)	24,914	1,459,213
Tejon Ranch Co. (a)	3,548	64,680
The RMR Group, Inc.	3,342	131,140
The St. Joe Co.	8,594	389,050
		16,832,885

TOTAL REAL ESTATE		372,083,194

UTILITIES - 2.4%
Electric Utilities - 1.4%
Allete, Inc.	12,679	891,587
Alliant Energy Corp.	60,442	3,537,670
American Electric Power Co., Inc.	121,055	10,667,367
Avangrid, Inc. (b)	14,025	731,264
Duke Energy Corp.	187,670	19,725,994
Edison International	93,185	5,078,583
Entergy Corp.	49,299	5,073,853
Evergy, Inc.	55,243	3,602,948
Eversource Energy	83,803	7,229,685
Exelon Corp.	238,870	11,179,116
FirstEnergy Corp.	131,670	5,045,594
Hawaiian Electric Industries, Inc.	27,571	1,194,927
IDACORP, Inc.	12,014	1,266,876
MGE Energy, Inc.	8,639	674,879
NextEra Energy, Inc.	479,402	37,345,416
NRG Energy, Inc.	59,801	2,466,193
OGE Energy Corp.	48,681	1,642,984
Otter Tail Corp.	9,784	496,929
PG&E Corp. (a)	361,208	3,175,018
Pinnacle West Capital Corp.	27,264	2,277,907
PNM Resources, Inc.	22,937	1,108,545
Portland General Electric Co.	21,330	1,043,037
PPL Corp.	187,286	5,313,304
Southern Co.	257,322	16,435,156
Spark Energy, Inc. Class A,	2,744	30,541
Xcel Energy, Inc.	131,461	8,972,213
		156,207,586
Gas Utilities - 0.1%
Atmos Energy Corp.	30,913	3,047,713
Chesapeake Utilities Corp.	4,393	547,324
National Fuel Gas Co.	21,806	1,121,483
New Jersey Resources Corp.	22,406	863,079
Northwest Natural Holding Co.	7,576	396,149
ONE Gas, Inc.	12,884	950,582
South Jersey Industries, Inc. (b)	24,851	625,500
Southwest Gas Corp.	13,892	971,468
Spire, Inc. (b)	12,223	867,222
UGI Corp.	50,172	2,307,410
		11,697,930
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	8,156	219,804
Class C	18,057	517,875
Ormat Technologies, Inc.	11,107	774,602
Sunnova Energy International, Inc. (a)	15,269	581,749
The AES Corp.	162,533	3,852,032
Vistra Corp.	117,518	2,250,470
		8,196,532
Multi-Utilities - 0.7%
Ameren Corp.	61,738	5,181,053
Avista Corp.	16,722	716,203
Black Hills Corp.	15,565	1,052,972
CenterPoint Energy, Inc.	135,872	3,459,301
CMS Energy Corp.	71,281	4,404,453
Consolidated Edison, Inc.	83,261	6,142,164
Dominion Energy, Inc.	197,427	14,781,359
DTE Energy Co.	47,179	5,535,040
MDU Resources Group, Inc.	48,667	1,543,717
NiSource, Inc.	96,204	2,382,973
NorthWestern Energy Corp. (b)	13,364	828,434
Public Service Enterprise Group, Inc.	123,506	7,685,778
Sempra Energy	77,361	10,107,215
Unitil Corp.	3,927	207,817
WEC Energy Group, Inc.	76,958	7,244,826
		71,273,305
Water Utilities - 0.1%
American States Water Co.	10,048	887,439
American Water Works Co., Inc.	44,482	7,566,833
Cadiz, Inc. (a)(b)	6,446	87,343
California Water Service Group	11,828	741,379
Essential Utilities, Inc.	55,933	2,747,429
Middlesex Water Co.	4,450	452,743
SJW Corp.	6,749	465,209
York Water Co.	2,714	130,978
		13,079,353

TOTAL UTILITIES		260,454,706

TOTAL COMMON STOCKS
(Cost $7,921,388,347)		10,936,862,441

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.06% (e)	21,057,655	21,061,867
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	160,890,954	160,907,043
TOTAL MONEY MARKET FUNDS
(Cost $181,968,910)		181,968,910
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $8,103,357,257)		11,118,831,351
NET OTHER ASSETS (LIABILITIES) - (1.2)%(g)		(129,128,648)
NET ASSETS - 100%		$10,989,702,703

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	39	Sept. 2021	$4,332,120	$66,192	$66,192
CME E-mini S&P 500 Index Contracts (United States)	205	Sept. 2021	44,992,375	979,346	979,346
CME E-mini S&P MidCap 400 Index Contracts (United States)	8	Sept. 2021	2,158,960	53,870	53,870
TOTAL FUTURES CONTRACTS					$1,099,408

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,033,900 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $2,259,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,754
Fidelity Securities Lending Cash Central Fund	348,022
Total	$369,776

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$28,643,735	$1,661,832,942	$1,669,413,994	$(816)	$--	$21,061,867	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	94,535,966	660,912,813	594,541,736	--	--	160,907,043	0.5%
Total	$123,179,701	$2,322,745,755	$2,263,955,730	$(816)	$--	$181,968,910

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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